Filed Pursuant to Rule 497(b)
                                                     Registration No. 333-145119



                          SHORT TERM INCOME FUND, INC.
                 c/o Reich & Tang Asset Management, LLC ("RTAM")
                           600 Fifth Avenue, 8th Floor
                          New York, New York 10020-2302


September 14, 2007

Dear Shareholder:

        The Directors of the Short Term Income Fund, Inc. ("STIF") have determined that it is in the best interests of shareholders to reorganize the Money Market Portfolio and U.S. Government Portfolio of STIF into the Money Market Portfolio and U.S. Treasury Portfolio of the Daily Income Fund ("DIF"), respectively. The Shareholders of STIF are being asked to approve this proposed reorganization (the "Reorganization") at a special meeting of shareholders to be held on November 5, 2007, at 9:00 a.m. (Eastern Time). The Reorganization is part of a larger proposed restructuring of certain of the funds in the Reich & Tang fund complex. In addition to the proposed Reorganization, shareholders of the Daily Tax Free Income Fund, Inc. and the Cortland Trust, Inc. will each be asked to approve a proposed reorganization of those funds into DIF.

        Enclosed you will find various materials, including a Combined Proxy Statement/Prospectus and proxy ballots, for this meeting. The materials provide you with detailed information about the proposed Reorganization, including why we at RTAM, and the Board of Directors of STIF, believe that it is in the best interests of shareholders. The Board of Directors of STIF and I urge you to vote in favor of this proposed Reorganization.

        If the Reorganization is approved by shareholders at the special meeting, at the closing of the transaction you will receive that number of full and fractional shares of DIF equal in value at the time of the exchange to the value of your shares in STIF. Below we have prepared a table outlining which DIF shares you will receive in exchange for your shares in STIF should the Reorganization be approved:

        STIF                                     DIF
        ----                                     ---

        Money Market Portfolio             Money Market Portfolio

        Class A shareholders ------------- Short Term Income Shares Class Shares

        Class B shareholders ------------- Investor Class shares

        First Southwest Prime
        Income Fund ("FSW")
        Class shareholders --------------- Retail Class shares

        U.S. Government Portfolio          U.S. Treasury Portfolio

        Class A shareholders ------------- Short Term Income Shares Class shares

        Class B shareholders               Investor Class shares

        We believe that this combination will provide substantial benefits to shareholders of STIF. The proposed reorganization will enable shareholders to invest in a larger fund with similar investment strategies. Combining the two funds' assets will result in the creation of a single fund with a larger asset base than the assets of STIF alone. This greater asset size would allow shareholders to take advantage of the possible benefits of future economies of scale and spreading fixed costs across a larger asset base. Further, the Reorganization would be tax-free and would not dilute your investment.

        We urge you to vote as soon as possible. Your vote is important, regardless of the number of shares you own. You can vote easily and quickly by mail, by phone, by Internet or in person. A self-addressed, postage-paid envelope has been enclosed for your convenience.

        Every vote counts. Please cast yours as early as possible, so that RTAM can avoid incurring additional costs in re-soliciting your vote. If you have questions or would like to discuss alternatives, you may contact us at (800) 433-1918. If you invest through another financial institution, such as a brokerage firm, please contact your financial institution should you have any questions.

        Thank you for your continued investment in STIF and for your support in this matter.

                                        Sincerely,

                                        /s/ Steven W. Duff
                                        ----------------------------------------
                                        Steven W. Duff
                                        President

                          SHORT TERM INCOME FUND, INC.

                             Money Market Portfolio
                            U.S. Government Portfolio


                          NOTICE OF SPECIAL MEETING OF
                         SHAREHOLDERS - November 5, 2007


600 Fifth Avenue
New York, New York 10020
(212) 830-5200

        A Special Meeting of shareholders of the Money Market Portfolio and U.S. Government Portfolio series of the Short Term Income Fund, Inc. ("STIF") will be held at 9:00 a.m. on November 5, 2007, at the offices of STIF at 600 Fifth Avenue, New York, New York 10020, for the following purposes, all of which are more fully described in the accompanying Combined Proxy Statement/Prospectus dated September 14, 2007:

        1. To approve the Agreements and Plans of Reorganization and Liquidation between the Money Market Portfolio ("MM STIF") and U.S. Government Portfolio ("GOV STIF") of STIF and the Money Market Portfolio ("MM DIF") and U.S. Treasury Portfolio ("UST DIF") of the Daily Income Fund, which contemplates the transfer to MM DIF and UST DIF of substantially all the assets and liabilities of MM STIF and GOV STIF, respectively, in exchange for shares of MM DIF and UST DIF and the distribution of such shares to the shareholders of MM STIF and GOV STIF, respectfully, the liquidation and dissolution of MM STIF and GOV STIF, and the termination of STIF's registration under the Investment Company Act of 1940, as amended; and

        2. To transact such other business as may properly come before the meeting.

        Only shareholders of record at the close of business on August 24, 2007, are entitled to notice of, and to vote at, the meeting or any postponements or adjournments thereof.

                                        By Order of the Board of Directors

                                        ANTHONY PACE,
                                        Assistant Secretary
        New York, New York
        September 14, 2007

Your vote is important no matter how many shares you owned on the record date. Although you are invited to attend the Special Meeting and vote your shares in person, if you are unable to attend, you may vote your shares by mail or electronically by either a touch-tone telephone or the Internet.

In order to vote by mail, please indicate your voting instructions on the enclosed proxy, date and sign it, and return it in the envelope provided, which is addressed for your convenience and needs no postage if mailed in the United States. If you later decide to attend the Special Meeting, you may revoke your proxy and vote your shares in person.

In order to vote electronically, please see your proxy card for more information and the instructions. However, if you want to change your vote, you may do so using the proxy card, touch-tone telephone or Internet.

In order to avoid the additional expense to RTAM of further solicitation, we ask for your cooperation in mailing your proxy promptly.

                       COMBINED PROXY STATEMENT/PROSPECTUS

                    RELATING TO THE ACQUISITION OF ASSETS OF

                          SHORT TERM INCOME FUND, INC.
                                600 Fifth Avenue
                            New York, New York 10020
                                 (212) 830-5200

                        BY AND IN EXCHANGE FOR SHARES OF

                                DAILY INCOME FUND
                                600 Fifth Avenue
                            New York, New York 10020
                                 (212) 830-5200

        This Combined Proxy Statement/Prospectus relates to the proposed transfer to the Daily Income Fund ("DIF") (formerly known as the "Institutional Daily Income Fund") of substantially all of the assets and liabilities of the Short Term Income Fund, Inc. ("STIF") in exchange for shares of DIF, to be distributed to the shareholders of STIF in liquidation and dissolution of STIF (the "Reorganization"). As a result of the Reorganization, each shareholder of STIF would receive that number of full and fractional shares of DIF equal in value at the time of the exchange to the value of such shareholder's shares of DIF (STIF and DIF, or a portfolio thereof, are referred to as a "Fund" or collectively, as the "Funds").

        STIF consists of two separate portfolios: the Money Market Portfolio ("MM STIF") and the U.S. Government Portfolio ("GOV STIF"). Pursuant to the proposal, the Money Market Portfolio of DIF ("MM DIF") will acquire the assets of MM STIF, in exchange for shares of beneficial interest of MM DIF and the assumption by MM DIF of all of the liabilities of MM STIF. Similarly, the U.S. Treasury Portfolio of DIF ("UST DIF") will acquire the assets of GOV STIF, in exchange for shares of beneficial interest of UST DIF and the assumption by UST DIF of all of the liabilities of GOV STIF.

        The proposed Reorganization provides that the shareholders of STIF will receive shares in the following classes of DIF:

        STIF                                                            DIF
        ----                                                            ---

        Money Market Portfolio                                    Money Market Portfolio

        Class A shareholders ------------------------------------ Short Term Income Shares  Class Shares

        Class B shareholders ------------------------------------ Investor Class shares

        First Southwest Prime Income Fund ("FSW")
        Class shareholders -------------------------------------- Retail Class shares

        U.S. Government Portfolio                                 U.S. Treasury Portfolio

        Class A shareholders ------------------------------------ Short Term Income Shares  Class shares

        Class B shareholders ------------------------------------ Investor Class shares

        The Board of Directors of STIF and the Board of Trustees of DIF both believe that the Reorganization is in the best interests of the Funds and that the interests of the Funds' shareholders will not be diluted as a result of the Reorganization. If the proposed Reorganization is approved, the effective expense ratio of your shares in DIF immediately after the closing of the transaction is expected to be equal to, or in some cases only slightly lower or in other cases only slightly higher, than the effective current expense ratio of your shares in STIF, as described in more detail below.

        For federal income tax purposes, the Reorganization is to be structured as a tax-free transaction for the Funds and their shareholders. The investment objectives of MM DIF and UST DIF and MM STIF and GOV STIF are identical. Each portfolio seeks as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. Reich & Tang Asset Management, LLC ("RTAM"), serves as the investment manager for each Fund.

        This Combined Proxy Statement/Prospectus sets forth concisely information about DIF that shareholders of STIF should know before investing and should be read and retained by investors for future reference. Copies of the prospectuses for DIF dated July 30, 2007 and annual report for DIF for the fiscal year ended March 31, 2007, are enclosed herewith and are incorporated by reference herein.

        A Statement of Additional Information dated September 14, 2007, relating to this Combined Proxy Statement/Prospectus, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference herein. A Statement of Additional Information for DIF dated July 30, 2007, containing additional and more detailed information about DIF, has been filed with the SEC and is incorporated by reference herein. In addition, a prospectus for STIF dated December 29, 2006, and a Statement of Additional Information for STIF dated December 29, 2006, have been filed with the SEC and are incorporated by reference herein.

        Copies of these documents are available without charge and can be obtained by writing to RTAM at 600 Fifth Avenue, New York, New York 10020, or by calling toll free (800) 433-1918. In addition, these documents may be obtained from the EDGAR database on the SEC's Internet site at www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

        The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

        AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

      This Combined Proxy Statement/Prospectus is dated September 14, 2007.

                                TABLE OF CONTENTS
                                -----------------

                                                                           Page
                                                                           ----

INTRODUCTION..................................................................1

        Synopsis..............................................................1

        Comparison of Fees and Expenses.......................................5

INFORMATION ABOUT THE REORGANIZATION.........................................10

        Material Features of the Plans.......................................10

        Reasons for the Reorganization.......................................11

        Federal Income Tax Consequences......................................12

        Description of Shares to be Issued...................................14

        Capitalization Tables (Unaudited)....................................15

        Rights of Securities Holders.........................................16

ADDITIONAL INFORMATION ABOUT THE FUNDS.......................................18
VOTING MATTERS...............................................................24

        Generally............................................................24

        Appraisal Rights.....................................................29

FINANCIAL HIGHLIGHTS.........................................................29
FINANCIAL STATEMENTS.........................................................29
OTHER MATTERS................................................................30

                                  INTRODUCTION

Synopsis

        This synopsis provides a concise summary of the information contained in this Combined Proxy Statement/Prospectus, and presents key considerations for shareholders of MM STIF and GOV STIF to assist them in determining whether to approve the Agreements and Plans of Reorganization and Liquidation of MM STIF and GOV STIF (the "Plans"), and thereby approve the Reorganization.

The Reorganization.

        The Reorganization involves the transfer of substantially all of the assets and liabilities of MM STIF and GOV STIF in exchange for shares of MM DIF and UST DIF, respectively. Pursuant to the Reorganization, the transfer of assets by MM STIF and GOV STIF would occur at their current market value as determined in accordance with their valuation procedures and shares of MM DIF and UST DIF to be issued to MM STIF and GOV STIF would be valued at their current net asset value determined in accordance with DIF's valuation procedures. Following this distribution, shares of MM DIF and UST DIF would be distributed to shareholders of MM STIF and GOV STIF, respectively, in liquidation of MM STIF and GOV STIF, and both MM STIF and GOV STIF subsequently would be dissolved. In connection therewith, STIF would deregister under the Investment Company Act of 1940, as amended (the "Act"), by filing the appropriate application with the SEC. See "Information About the Reorganization--Material Features of the Plans."

        As a result of the proposed Reorganization, each shareholder of STIF would receive that number of full and fractional shares of DIF equal in aggregate value at the time of the exchange to the aggregate value of such shareholder's shares of STIF. The Reorganization is expected to constitute a tax-free exchange of shares for STIF shareholders and is not expected to have any tax impact to the shareholders of DIF.

        The Reorganization is part of a larger proposed restructuring of certain of the funds in the Reich & Tang fund complex. In addition to the proposed Reorganization, shareholders of the Daily Tax Free Income Fund, Inc. ("DTIF") and the Cortland Trust, Inc. ("Cortland"), two other registered investment companies managed by RTAM are considering proposals to transfer substantially all of their respective assets into the most nearly comparable classes of the appropriate portfolio of DIF around the same time as the proposed Reorganization of STIF. The proposed Reorganization is, however, in no way contingent on the approval by shareholders of DTIF or Cortland of the proposed reorganization of those funds into DIF. Therefore, if approved by the shareholders of STIF, the proposed Reorganization will occur regardless of the approval of the reorganization of DTIF or Cortland into DIF.

        The implementation of the Reorganization is subject to a number of conditions set forth in the Plans. Among the more significant conditions is the receipt by the Funds of an opinion of counsel to the effect that the Reorganization will be treated as a tax-free transaction to the Funds and their shareholders for federal income tax purposes, as described further below. For more information about the Reorganization, see "Information About the Reorganization" below.

Comparison of Investment Objectives and Policies of the Funds.

        STIF and DIF are both organized as open-end management investment companies. Both Funds are diversified funds, which means that they are limited as to amounts they may own of issuers with respect to 75% of their assets. The investment objective of MM STIF and MM DIF are identical. Each portfolio seeks as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment strategies used by MM STIF and MM DIF are also substantially similar. Both MM STIF and MM DIF are money market funds which invest in high quality, short-term debt instruments. MM STIF and MM DIF both seek to maintain investment portfolios with a dollar-weighted average maturity of 90 days or less, value their investment portfolios at amortized cost and seek to maintain a net asset value of $1.00 per share. MM STIF and MM DIF only invest in securities which are denominated in United States dollars and are both subject to the requirements of Rule 2a-7 under the Act, including requirements applicable to the maturity and credit quality of the securities in which MM STIF and MM DIF may invest. MM STIF and MM DIF will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less.

        The investment objectives of GOV STIF and the UST DIF are also identical. Each portfolio seeks as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment strategies used by GOV STIF and UST DIF are also substantially similar, with one exception, UST DIF will under normal circumstances invest all of its net assets in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Government. Both GOV STIF and UST DIF are money market funds which invest in high quality, short-term debt instruments. GOV STIF and UST DIF both seek to maintain investment portfolios with a dollar-weighted average maturity of 90 days or less, value its investment portfolios at amortized cost and seek to maintain a net asset value of $1.00 per share. GOV STIF and UST DIF only invest in securities which are denominated in United States dollars and are both subject to the requirements of Rule 2a-7 under the Act, including requirements applicable to the maturity and credit quality of the securities in which GOV STIF and UST DIF may invest. GOV STIF and UST DIF will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less. The investment policies and strategies of the all of the Funds are described in greater detail in "Additional Information About the Funds."

Comparison of Investment Management, Administration and Distribution and Service Plan Arrangements and Fees.

        RTAM serves as the investment manager for the Funds. RTAM also serves as administrator for the Funds. As discussed in greater detail under "Comparison of Fees and Expenses," if the Reorganization is approved, in some cases, the effective expense ratio of your shares in DIF immediately after the closing of the transaction is expected to be equal to, or in some cases only slightly lower or in other cases only slightly higher, than the effective current expense ratio of your shares in STIF.

        MM STIF Reorganization - Expense Impact
        ---------------------------------------

        For existing Class A shareholders of MM STIF, if the Reorganization is approved, in exchange for your Class A shares you will receive Short Term Income Shares Class shares of MM DIF. As discussed in detail under "Comparison of Fees and Expenses," it is currently expected that, after contractual waivers and reimbursements(1), the expense ratio of Short Term Income Shares Class shares of MM DIF immediately after the Reorganization will be equal to the current expense ratio of Class A shares of MM STIF. Absent such contractual waivers and reimbursements, the expense ratio of Short Term Income Shares Class shares of MM DIF is expected to be 2 basis points (.02%) higher than the current expense ratio of Class A shares of MM STIF.

        For existing Class B shareholders of MM STIF, if the Reorganization is approved, in exchange for your Class B shares you will receive Investor Class shares of MM DIF. As discussed under "Comparison of Fees and Expenses," it is currently expected that after contractual waivers and reimbursements, the expense ratio of the Investor Class shares of MM DIF immediately after the Reorganization will be 2 basis points (.02%) lower than the current expense ratio of Class B shares of

----------
(1) All contractual waivers for MM DIF and UST DIF discussed in this section would be in place at least through July 31, 2008, and through December 31, 2007 for Class B of GOV STIF, and may be renewed for additional annual terms.

STIF. Absent such contractual waivers and reimbursements, the expense ratio of the Investor Class shares of MM DIF is expected to be 4 basis points (.04%) higher for the Investor Class shares of MM DIF than the current expense ratio of the Class B shares of MM STIF.

        For existing FSW shareholders of MM STIF, if the Reorganization is approved, in exchange for your FSW shares you will receive Retail Class Shares of MM DIF. As discussed under "Comparison of Fees and Expenses," it is currently expected that, after contractual waivers and reimbursements, the expense ratio of the Retail class of MM DIF immediately after the Reorganization will be 11 basis points (.11%) lower than the current expense ratio of the FSW Class of MM STIF.(2) Absent such contractual waivers and reimbursements, the expense ratio of the Retail class of MM DIF is expected to be 5 basis points (.05%) higher than the current expense ratio of the FSW Class shares of MM STIF.

        GOV STIF- Expense Impact
        ------------------------

        For existing Class A shareholders of GOV STIF, if the Reorganization is approved, in exchange for your Class A shares you will receive Short Term Income Shares Class shares of UST DIF. As discussed in detail under "Comparison of Fees and Expenses," it is currently expected that, after contractual waivers and reimbursements, the expense ratio of the Short Term Income Shares Class shares of UST DIF immediately after the Reorganization will be 2 basis points (.02%) higher than the current expense ratio of Class A shares of GOV STIF. Absent such contractual waivers and reimbursements, the expense ratio of the Short Term Income Shares Class shares of UST DIF is expected to be 8 basis points (.08%) higher than the current expense ratio of the Class A shares of GOV STIF.

        For existing Class B shareholders of GOV STIF, if the Reorganization is approved, in exchange for your Class B shares you will receive Investor Class shares of UST DIF. As discussed in detail under "Comparison of Fees and Expenses," it is currently expected that, after contractual waivers and reimbursements, the expense ratio of the Investor Class shares of UST DIF immediately after the Reorganization will be equal to the current expense ratio of Class B shares of GOV STIF. Absent such contractual waivers and reimbursements, the expense ratio of the Investor Class shares of UST DIF is expected to be 8 basis points (.08%) higher than the current expense ratio of the Class B shares of GOV STIF.

Investment Management and Administration Arrangements.
------------------------------------------------------

        Pursuant to the Investment Management Contracts between the Funds and RTAM, RTAM manages each Fund's portfolio of securities and makes all decisions with respect to the purchase and sale of investments, subject to the general supervision of the Boards of the Funds. The Investment Management Contracts for both Funds do not materially differ.

        RTAM receives higher management fees from STIF than from DIF. Pursuant to its Investment Management Contract with DIF, RTAM receives an annual management fee of .12% of each of MM DIF's and UST DIF's average daily net assets. In contrast, pursuant to its Investment Management Contract with STIF, RTAM receives an annual management fee, as a percentage of each of MM STIF's and GOV STIF's average daily assets, respectively, as follows:

----------
(2) During the Fiscal Year ended August 31, 2006, MM STIF's Distributor voluntarily waived a portion of the FSW Class 12b-1 Fee. After such waivers, the 12b-1 Fee was .44% and the Net Annual Fund Operating Expenses for the fiscal year were 1.05%. As a result of this voluntary waiver, the expense ratio of the Retail Class shares of DIF would be 5 basis points (.05%) lower than the current expense ratio of the FSW Class shares of MM STIF.

MM STIF

                         Asset Range                            Fee Rate
                         -----------                            --------
                      Up to $750 million                          .30%

                      Greater than $750                           .29%
                  million, up to $1 billion

                   Greater than $1 billion                        .28%
                      up to $1.5 billion

                  Greater than $1.5 billion                       .27%

GOV STIF

                         Asset Range                            Fee Rate
                         -----------                            --------
                      Up to $250 million                         .275%

                  Greater than $250 million                       .25%


        RTAM receives higher administrative services fees from STIF than from DIF. Pursuant to the Administrative Services Contracts between RTAM and the Funds, RTAM performs clerical, accounting supervision and office service functions for the Funds. RTAM provides each Fund with personnel to perform all of the clerical and accounting type functions not performed by RTAM.

        Under the Administrative Services Contract, MM DIF and UST DIF pay RTAM an annual fee of .05% of each Fund's average daily net assets. In contrast, MM STIF and GOV STIF pay RTAM an annual fee of .21% of each Fund's average daily net assets not in excess of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Distribution Arrangements.
--------------------------

        Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of RTAM, acts as the principal distributor for the Funds. The Distributor, as agent for the Funds, uses its best efforts to distribute shares of the Funds on a continuous basis. The Funds have adopted Distribution and Service Plans pursuant to Rule 12b-1 under the Act (the "12b-1 Plans"). Under the 12b-1 Plans, each Fund compensates the Distributor to finance activity primarily intended to result in the sale of its shares. Such sales activities include the printing and mailing of prospectuses to persons other than then-current shareholders, the printing and mailing of sales literature and compensation to participating organizations. The Distributor receives higher servicing fees from certain classes of DIF than from STIF. Pursuant to the Shareholder Servicing Agreements, the Distributor receives a servicing fee equal to .25% per annum of the average daily net assets of the Class A shares of MM STIF and GOV STIF and the FSW Class shares of MM STIF, however, the Distributor does not receive a servicing fee from the Class B shares of STIF. The Distributor receives a fee equal to .25% per annum of the average daily net assets of the Short Term Income Shares Class and Investor Class shares of MM DIF and UST DIF and the Retail Class shares of MM DIF. These fees are accrued daily and paid monthly.

        In addition, the Distributor receives higher distribution fees from certain classes of DIF than from STIF. Pursuant to the Distribution Agreement, the Distributor receives a fee of .45% and .20% per annum of the average daily net assets of the Short Term Income Shares Class and Investor Class shares, respectively, of both MM DIF and UST DIF. In addition, the Distributor receives a fee of .25% per annum of the average daily net assets of the FSW Class of MM STIF and .65% per annum of the average daily net assets of the Retail Class shares of MM DIF. The Distributor does not receive a distribution fee from the Class A or Class B shares of MM STIF and GOV STIF. These fees are accrued daily and paid monthly.

        The 12b-1 Plan for each Fund is a "compensation" plan, which means that the Funds are required to pay the fee whether or not the Distributor has incurred that level of expenses reimbursable under the plan. In both cases, the Board considers the actual amounts expended by the Distributor in determining whether or not to renew the 12b-1 Plans. Shares of the Funds may be sold through broker-dealers who have entered into sales agreements with the Distributor. Shares of the Funds are offered for sale on a no-load basis, which means that no sales commissions are charged on purchases of these shares.

Purchases, Redemptions and Exchanges.
-------------------------------------

        The Funds sell and redeem their shares on a continuing basis at their net asset values and do not impose a sales charge for either sales or redemptions. Other purchase, redemption and exchange procedures applicable to the Funds are substantially similar.

Tax Consequences.
-----------------

        In the opinion of Paul, Hastings, Janofsky & Walker LLP, the proposed transaction will qualify as a tax-free reorganization for federal income tax purposes. As a result, no gain or loss will be recognized by either DIF, STIF, or the shareholders of STIF as a result of the Reorganization. However, STIF will have non-qualifying gross income equal to its reorganization expenses paid by RTAM. See "Information About the Reorganization--Federal Income Tax Consequences."

Other Considerations.
---------------------

        Approval of the proposed Reorganization requires the approval of each class of shares of STIF. In the event the shareholders of a class of MM STIF or GOV STIF do not approve the Reorganization, the Board will consider possible alternatives to the proposed Reorganization, including the liquidation of that class of MM STIF or GOV STIF. Shareholders have no right of appraisal, but may continue to redeem their shares in accordance with STIF's normal redemption policies. Be advised that approval of the proposed Reorganization is not contingent upon the approval of all of the classes.

Cost of the Reorganization.
---------------------------

        All legal fees and other costs associated with this Reorganization incurred by STIF including legal fees, the cost of the preparation and distribution of the proxies and proxy statements and any other out-of-pocket expenses in an amount of approximately $700,000 will be borne by RTAM.

Comparison of Fees and Expenses
-------------------------------

        The following tables show the comparative fees and expenses of the Funds. For DIF, the information is as of March 31, 2007. For STIF, the information is as of August 31, 2006. The table also reflects the pro forma fees for DIF after giving effect to the Reorganization. With respect to MM STIF, the second table, in addition to providing information on the Funds, also includes comparative fees and expenses for the Cortland Class and the Short Term Fund General Class of the Cortland General Money Market Fund of Cortland Trust, Inc. ("Cortland"). The table also reflects the pro forma fees for DIF after giving effect to the Reorganization and the proposed reorganization between DIF and Cortland.

Fee Tables
--------------------------------------------------------------------------------

                                                                                                  Pro Forma
                                                                                                  Combined
                                                            STIF               DIF                   DIF
                                                     ------------------  ---------------  --------------------------
Shareholder Fees
----------------
(fees that are paid directly from your investment)
Sales Charge (Load) Imposed on Purchases ......             None              None                  None
Wire Redemption Fee............................           $15.00*            $15.00*               $15.00*
--------------------------
*  There is a $15 fee for all wire redemptions of less than $10,000


Annual Fund Operating Expenses
------------------------------
(expenses that are deducted from Fund assets)



                                  STIF                            DIF                          PRO FORMA
                             (Acquired Fund)               (Surviving Fund)                    COMBINED
                                 MM STIF                        MM DIF                          MM DIF
                       ---------------------------  -------------------------------  -------------------------------
                                                      Short                            Short
                                                      Term                             Term
                                                      Income                           Income
                                              FSW     Shares    Investor   Retail      Shares    Investor    Retail
                         Class A   Class B   Class    Class     Class      Class       Class      Class      Class
                         -------   -------   -----     -----      -----     -----       -----      -----      -----
Management Fees.......    0.30%     0.30%    0.30%     0.12%     0.12%      0.12%       0.12%      0.12%      0.12%
Distribution and
Service (12b-1) Fees..    0.25%     0.00%    0.50%*    0.70%     0.45%      0.90%       0.70%      0.45%      0.90%
Other Expenses........    0.39%     0.37%    0.31%     0.14%**   0.14%**    0.14%**     0.14%**    0.14%**    0.14%**
   Administration
   Fees...............    0.21%     0.21%    0.21%     0.05%     0.05%      0.05%       0.05%      0.05%      0.05%
                          -----     -----    -----     -----     -----      -----       -----      -----      -----
Total Annual Fund
Operating Expenses....    0.94%     0.67%    1.11%*    0.96%     0.71%      1.16%       0.96%      0.71%      1.16%
   Less Fee Waivers[].    0.00%     0.00%    0.00%    (0.02%)   (0.06%)    (0.16%)     (0.02%)    (0.06%)    (0.16%)
                          -----     -----    -----     -----     -----      -----       -----      -----      -----
   Net Operating
   Expenses...........    0.94%     0.67%    1.11%     0.94%[]   0.65%[]    1.00%[]     0.94%[]    0.65%[]    1.00%[]
                          =====     =====    =====     =====     =====      =====       =====      =====      =====

----------
* The Distributor has voluntarily waived a portion of the 12b-1 Fees with respect to the FSW Class. After such waiver, the 12b-1 Fees were 0.44%. As a result, the actual Total Annual Fund Operating Expenses were 1.05%. This fee waiver arrangement may be terminated at any time at the option of the Distributor.

** These percentages are based on estimated amounts for the current fiscal year, as the Short Term Income Shares Class was only in existence since November 2, 2006, the Retail Class was only in existence since December 12, 2006 and the Investor Class was only in existence since February 21, 2007.

[] RTAM and the Distributor have contractually agreed to waive fees and/or reimburse expenses in order to maintain Net Operating Expenses at 0.94%, 0.65% and 1.00% for the Short Term Income Shares, Investor Class and Retail Class, respectively, through July 31, 2008.

Annual Fund Operating Expenses
------------------------------
(expenses that are deducted from Fund assets)

                                                                                                PRO FORMA
                                                                                                COMBINED
                                                                                                 MM DIF
                             STIF                                         DIF               (assuming Cortland
                       (Acquired Fund)           CORTLAND           (Surviving Fund)    shareholders also approve
                           MM STIF            (Acquired Fund)            MM DIF       their proposed reorganization)
                      -----------------   ------------------------  ----------------  ------------------------------
                             FSW                      Short Term
                            Class         Cortland    Fund General    Retail Class             Retail Class
                      -----------------   ---------  -------------  ----------------  ------------------------------
Management Fees.......      0.30%           0.74%         0.74%            0.12%                  0.12%
Distribution and
Service (12b-1) Fees..      0.50%*          0.25%         0.25%            0.90%                  0.90%
Other Expenses........      0.31%           0.01%         0.03%            0.14%**               0.14%**
   Administration
   Fees...............      0.21%           0.00%         0.00%            0.05%                 0.05%
                      -----------------   ---------  -------------  ----------------  ------------------------------
Total Annual Fund
Operating Expenses....      1.11%*          1.00%         1.02%            1.16%                  1.16%
   Less Fee Waivers[].      0.00%           0.00%         0.00%           (0.16%)                (0.16%)
                      -----------------   ---------  -------------  ----------------  ------------------------------
   Net Operating
   Expenses...........      1.11%           1.00%         1.02%            1.00%[]                1.00%[]
                      =================   =========  =============  ================  ==============================

----------
* The Distributor has voluntarily waived a portion of the 12b-1 Fees with respect to the FSW Class. After such waiver, the 12b-1 Fees were 0.44%. As a result, the actual Total Annual Fund Operating Expenses were 1.05%. This fee waiver arrangement may be terminated at any time at the option of the Distributor.

** These percentages are based on estimated amounts for the current fiscal year, as the Retail Class was only in existence since December 12, 2006.

[] RTAM and the Distributor have contractually agreed to waive fees and/or reimburse expenses in order to maintain Net Operating Expenses at 1.00% for the Retail Class, through July 31, 2008.


Annual Fund Operating Expenses
------------------------------
(expenses that are deducted from Fund assets)

                                 STIF                          DIF                            PRO FORMA
                           (Acquired Fund)              (Surviving Fund)                      COMBINED
                               GOV STIF                      UST DIF                           UST DIF
                       ------------------------  ------------------------------   ----------------------------------
                                                   Short Term                       Short Term
                                                  Income Shares     Investor       Income Shares       Investor
                         Class A      Class B         Class           Class           Class              Class
                       -----------  -----------  --------------  --------------   ---------------  -----------------
Management Fees.......    0.26%        0.26%        0.12%            0.12%              0.12%            0.12%
Distribution and
Service (12b-1) Fees..    0.25%        0.00%        0.70%            0.45%              0.70%            0.45%
Other Expenses........    0.37%        0.37%        0.14%**          0.14%**            0.14%**          0.14%**
   Administration
   Fees...............    0.21%        0.21%        0.05%            0.05%              0.05%            0.05%
                       -----------  -----------  --------------  --------------   ---------------  -----------------
Total Annual Fund
Operating Expenses....    0.88%        0.63%*       0.96%            0.71%              0.96%            0.71%
   Less Fee Waivers...    0.00%        0.00%       (0.06%)          (0.08%)            (0.06%)          (0.08%)
                       -----------  -----------  --------------  --------------   ---------------  -----------------
   Net Operating
   Expenses...........    0.88%        0.63%*       0.90%[]          0.63%[]            0.90%[]          0.63%[]
                       ===========  ===========  ==============  ==============   ===============  =================

----------
* RTAM has contractually agreed to waive fees and/or reimburse expenses in order to maintain Net Operating Expenses at 0.63% through December 31, 2007.

** These percentages are based on estimated amounts for the current fiscal year, as the Short Term Income Shares Class was only in existence since November 2, 2006, and the Investor Class was only in existence since February 21, 2007.

[] RTAM and the Distributor have contractually agreed to waive fees and/or reimburse expenses in order to maintain Net Operating Expenses at 0.90% and 0.63% for the Short Term Income Shares Class and Investor Class shares of UST DIF, respectively, through July 31, 2008.

Example

This Example is intended to help you compare the cost of investing in STIF, DIF and, on a pro forma basis, in DIF following the Reorganization. The Example also shows your anticipated costs should Cortland also approve their proposed reorganization into the Retail Class of MM DIF. The expenses shown are at levels anticipated for the current fiscal year.

The Example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example also takes into account any contractual waivers that are in effect during that time. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------------------------------------
                                                           1 Year        3 Years       5 Years     10 Years
STIF:           MM STIF                       Class A:  $     96       $    300      $    520     $  1,155
                MM STIF                       Class B:  $     68       $    214      $    373     $    835
                MM STIF                     FSW Class:  $    113       $    353      $    612     $  1,352

                                    Short Term Income
DIF:            MM DIF                         Shares:  $     96       $    304      $    529     $  1,176
                MM DIF                Investor Shares:  $     66       $    221      $    389     $    877
                MM DIF                  Retail Shares:  $    102       $    353      $    623     $  1,395

Pro Forma                           Short Term Income
Combined DIF:   MM DIF                         Shares:  $     96       $    304      $    529     $  1,176
                MM DIF                Investor Shares:  $     66       $    221      $    389     $    877
                MM DIF                  Retail Shares:  $    102       $    353      $    623     $  1,395


Pro Forma
Combined DIF
assuming
Cortland
shareholders
also approve
their
proposed
reorganization: MM DIF                  Retail Shares:  $    102       $    353      $    623     $  1,395

STIF:           GOV STIF                      Class A:  $     90       $    281      $    488     $  1,084
                GOV STIF                      Class B:  $     64       $    202      $    351     $    786

                                    Short Term Income
DIF:            UST DIF                        Shares:  $     92       $    300      $    525     $  1,176
                UST DIF               Investor Shares:  $     64       $    219      $    387     $    875

Pro Forma                           Short Term Income
Combined:       UST DIF                        Shares:  $     92       $    300      $    525     $  1,176
                UST DIF               Investor Shares:  $     64       $    219      $    387     $    875

This Synopsis is qualified by reference to the more complete information contained elsewhere in this Combined Prospectus/Proxy Statement, including information incorporated by reference herein.

The principal risks of investing in the Funds are not materially different and are summarized below:

       o Although the Funds seek to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in the Funds.

       o The value of the Funds' shares and the securities held by the Funds can each decline in value.

       o The amount of income the Funds generate will vary with changes in prevailing interest rates.

       o An investment in the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency.

       o Each Fund complies with industry-standard requirements on the quality, maturity and diversification of its investments which are designed to help maintain a $1.00 share price. A significant change in interest rates or a default on the Fund's investments could cause its share price (and the value of your investment) to change.

       The principal investment risks of the Funds are described in greater detail in "Additional Information About the Funds."

                      INFORMATION ABOUT THE REORGANIZATION

Material Features of the Plans

The Agreements and Plans of Reorganization and Liquidation set forth the terms and conditions of the Reorganization. Significant provisions of the Plans are summarized below; however, this summary is qualified in its entirety by reference to the Plans, copies of which are attached as Exhibits A and B to this Combined Proxy Statement/Prospectus.

At consummation of the Reorganization, if it is approved by the shareholders of STIF, substantially all of the assets and liabilities of STIF would be transferred to DIF in exchange for shares of DIF (liabilities as of the date of the transfer of assets will consist primarily of accrued but unpaid normal operating expenses of STIF, including the cost of any portfolio securities purchased but not yet settled). The transfer of assets by STIF will occur at their current market value as determined in accordance with STIF's valuation procedures and shares of DIF to be issued to STIF shall be valued at their current net asset value determined in accordance with DIF's valuation procedures. Shares of DIF would be distributed by STIF to its shareholders in exchange for their shares of STIF. Such exchange will occur at each shares' current net asset value. Specifically, holders of Class A shares in MM STIF and GOV STIF will receive Short Term Income Shares Class shares of MM DIF and UST DIF, respectively; Class B shares in MM STIF and GOV STIF will receive Investor Class shares of MM DIF and UST DIF, respectively; and FSW Class shares of MM STIF will receive Retail Class shares of MM DIF. Following this distribution, STIF would be liquidated and dissolved and its registration under the Act would be terminated.

After completion of the Reorganization, each shareholder of STIF will own shares of DIF equal in aggregate net asset value to the current aggregate net asset value of their shares of STIF. In essence, shareholders of STIF who vote their shares in favor of the Plans are electing to redeem their shares of STIF at net asset value and reinvest the proceeds in shares of DIF at net asset value without a sales charge and without recognition of taxable gain or loss for federal income tax purposes (see "Federal Income Tax Consequences" below).

RTAM will bear the cost of all legal and other expenses associated with the Reorganization, including accounting, printing, transfer agency, filing, proxy soliciting, transfer taxes and similar expenses. These expenses are expected not to exceed $700,000.

The consummation of the Reorganization is contingent upon a number of conditions, including the approval by the shareholders of each class of MM STIF and GOV STIF, separately, and the receipt of the opinions of counsel as to the tax-free nature of the transactions. See Exhibits A and B. The vote of the holders required for the approval of the Plans may be the lesser of (i) 67% or more of the shares of such class present or represented at the meeting, if shareholders of more than 50% of all shares of the class are present or represented by proxy, or (ii) more than 50% of all shares of each class of MM STIF and GOV STIF entitled to vote at the meeting. If shareholders of a particular class of MM STIF or GOV STIF do not approve the Plans, the Reorganization will not be effected for that class of MM STIF or GOV STIF and the Board will consider possible alternatives, including the possible liquidation of the class, portfolio or STIF. In addition, under the Plans, either STIF or DIF may abandon and terminate the Plans at any time prior to the Closing Date (as defined in the Plans attached hereto as Exhibits A and B) without liability if (i) the other party breaches any material provision of the Plans, (ii) prior to the Closing Date, any legal, administrative or other proceeding shall be instituted or threatened seeking to restrain or otherwise prohibit the transactions contemplated by the Plans and/or asserting a material liability of either party, which proceeding has not been terminated or the threat thereto removed prior to the Closing Date or (iii) on the Valuation Date (as defined in the Plans attached hereto as Exhibits A and B) either party has, pursuant to the Act or any rule, regulation or order thereunder, suspended the redemption of its shares and such suspension continues for a period of 60 days beyond the Valuation Date.

The actual exchange of assets is expected to take place on or about November 9, 2007 (defined in the Plans as the "Closing Date"). The stock transfer books of STIF will be permanently closed as of the close of business on the day immediately preceding the Closing Date. Redemption requests received after that date will be treated as requests for redemptions of shares of DIF to be distributed to the shareholders requesting redemption. If any shares of STIF are represented by a share certificate, the certificate must be surrendered to the Fund's transfer agent for cancellation before DIF's shares issuable to the shareholder pursuant to these Plans will be redeemed. Any special options relating to a shareholders account in STIF will transfer over to DIF without the need for the shareholder to take any action.

Under the Plans, within one year after the Closing Date, STIF shall (a) effect its liquidation and dissolution under Maryland law, terminate its registration under the Act and file a final report to the SEC under the Act, and (b) either pay or make provision for all of its debts and taxes.

The Plans provide that the Board of Directors of STIF will declare a dividend or dividends with respect to MM STIF and GOV STIF prior to the Closing Date. This dividend, together with all previous dividends, will have the effect of distributing to the shareholders of STIF all undistributed ordinary income earned and net capital gains recognized up to and including the Closing Date. Shareholders of STIF will recognize ordinary income and capital gain with respect to this distribution and such income and gain may be subject to federal, state and/or local taxes.

If the Plans are approved by shareholders, STIF reserves the right to sell portfolio securities and/or purchase other securities, to the extent necessary so that the asset composition of STIF is consistent with the investment policies and restrictions of DIF. To the extent STIF sells securities at a gain, current shareholders may receive a capital gain dividend. Transaction costs associated with any such purchases and sales would be borne by RTAM. However, it is not the present intention of STIF to engage in such transactions.

Either Fund's Board may abandon the Plans at any time for any reason prior to the Closing Date. The Plans provide further that at any time prior to the Reorganization, the Funds may at any time (to the fullest extent permitted by law), with authorization by the Board, amend any of the provisions of the Plans.

Reasons for the Reorganization

The Boards considered the proposed transfer to DIF of substantially all of the assets and liabilities of STIF in exchange for shares of DIF, to be distributed to the shareholders of STIF in liquidation and dissolution of STIF and adopted the Plans at a meeting on June 7, 2007. At the meeting, RTAM recommended to the Boards that they adopt the Plans.

In approving the Reorganization, the Board of Directors of STIF determined that it is in the best interests of MM STIF and GOV STIF and their shareholders to reorganize MM STIF and GOV STIF into MM DIF and UST DIF, respectively. The Board of Trustees of DIF also determined that the consummation of the Reorganization was in the best interests of the shareholders of MM DIF and UST DIF. In making this determination, the Boards considered a number of factors, including, the similarity of the investment strategies of the Funds; the greater asset size of DIF relative to that of STIF and the possibility that greater aggregate assets upon consummation of the proposed Reorganization would allow DIF to take advantage of the possible benefits of a larger asset base, including economies of scale; the relative performance of the Funds; that the proposed reorganization would be tax-free for shareholders of STIF and would have no tax impact on shareholders of DIF; and that the interests of MM STIF and GOV STIF shareholders and MM DIF and UST DIF shareholders would not be diluted as a result of the proposed Reorganization.

The Boards considered the proposed Reorganization both on a stand-alone basis and as part of a larger proposed restructuring of certain of the funds in the Reich & Tang fund complex involving the proposed transfer by DTIF and Cortland of substantially all of their respective assets into the most nearly comparable classes of the appropriate portfolio of DIF at approximately the same time as the proposed Reorganization of STIF. The Directors of STIF considered the differences in the expense ratios of each class of DIF as compared to STIF. The Directors of STIF considered RTAM's commitment to enter into an Expense Limitation Agreement with respect to the Short Term Income Shares Class, the Investor Class and the Retail Class of MM DIF and UST DIF to maintain expense ratios at, or in some cases slightly higher or slightly lower than the current expense ratios for the respective STIF class through July 31, 2008. In particular, the Directors of STIF noted that following the contractual waivers and/or reimbursements, the expense ratio of MM DIF's Short Term Income Shares Class shares would be the same as the current expense ratio for MM STIF's Class A Shares; the expense ratio of MM DIF's Investor Class shares would be slightly lower than MM STIF's Class B shares; the expense ratio of MM DIF's Retail Class shares would be slightly lower than MM STIF's FSW Class shares; the expense ratio of UST DIF's Short Term Income Shares Class shares would be slightly higher than GOV STIF's Class A shares; and the expense ratio of UST DIF's Investor Class shares would be the same as GOV STIF's Class B shares. The Directors of STIF further noted the agreement between DIF's Trustees and RTAM that subsequent to July 31, 2008, the expense caps would not be eliminated or modified through July 31, 2009, without the Trustees' prior approval. The Directors of STIF considered RTAM's submission that potential reasons for the expense cap's modification may include, but not be limited to, an increase in costs to DIF or RTAM, the need to maintain a competitive position in the marketplace, or a change in interest rates.

The Boards also considered the fact that the Funds share the same service providers and considered RTAM's view that a reduction in expenses could potentially be realized as a result of the elimination of duplicative costs presently incurred for services that are performed for both Funds. The Boards considered the impact of the proposed Reorganization on RTAM, noting that it would have tangible, but mixed benefits to RTAM. The Boards considered that RTAM expected to experience a decline in advisory fee revenue and an increase in its distribution costs payable to third parties as a result of the Reorganization but also expected to experience a significant reduction in fund related expenses and in expense reimbursements. The Boards noted that RTAM expected that the Reorganization would result in a net financial benefit to RTAM but that Management noted that the current arrangement between it and the Funds generally did not yield an appropriate profit to RTAM at levels that assured its long term financial health and viability. Management added and the Boards considered that current profit levels for RTAM combined with pressure to increase payouts to third party intermediaries that work with the Funds had negatively impacted RTAM's returns from the Funds and may impact RTAM's ability to service the Funds in the future.

The Directors of STIF also considered RTAM's view that the most appropriate method of combining the Funds would be through a tax-free reorganization of the assets of the Funds and that the Reorganization was a better alternative than other available alternatives, including continuing MM STIF or GOV STIF or their liquidation. The Directors of STIF considered that shareholder approval to the Reorganization would be required and that shareholders who disapproved of the Reorganization had the ability to redeem their shares without payment of a redemption fee. Approval of the proposed reorganization is contingent on the approval of shareholders as of the record date of each class of MM STIF and GOV STIF. Failure to gain such approval may result in, among other things, in the liquidation of the class, portfolio series, or STIF itself.

Federal Income Tax Consequences

        Each Fund intends to qualify as of the Closing Date, as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, each of the Funds have been, and expect to continue to be, relieved of all or substantially all federal income taxes. The exchange of the assets of STIF for shares of DIF and the assumption by DIF of the liabilities of STIF, and the liquidation of STIF, are intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a)(1)(C) Code. As a condition to the closing of the proposed transaction, the Funds will each receive the opinion of Paul, Hastings, Janofsky & Walker LLP, counsel to the Funds, to the effect that, based on certain assumptions and on the existing provisions of the Code, Treasury Regulations issued thereunder, current Revenue Rulings, Revenue Procedures and court decisions, for federal income tax purposes:

       (1) The transfer of all of the assets and liabilities of STIF to DIF in exchange for shares of DIF and the distribution to shareholders of STIF of shares of DIF, as described in the Plans, will constitute a tax-free "reorganization" within the meaning of Section 368(a)(1)(C) of the Code, and STIF and DIF each will be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code;

       (2) No gain or loss will be recognized by STIF upon (a) the transfer of its assets and liabilities to DIF in exchange for the issuance of shares of DIF to STIF and the assumption by DIF of STIF's liabilities, if any, and (b) the distribution by STIF to its shareholders of shares of DIF received as a result of the Reorganization (Sections 361(a), 354(a) and 357(a) of the Code);

       (3) No gain or loss will be recognized by DIF upon its receipt of the assets and liabilities of STIF in exchange for the issuance of shares of DIF to STIF and the assumption by DIF of STIF's liabilities, if any (Section 1032(a) of the Code);

       (4) The tax basis of DIF shares received by a shareholder of STIF will be the same as the tax basis of the shareholder's STIF shares immediately prior to the Reorganization (Section 358(a)(i) of the Code);

       (5) The tax basis of DIF in the assets and liabilities of STIF received pursuant to the Reorganization will be the same as the tax basis of the assets and liabilities in the hands of STIF immediately before the Reorganization (Section 362(b) of the Code);

       (6) The tax holding period for the shares of DIF issued in connection with the Reorganization will be determined by including the period for which the shareholder held shares of STIF exchanged therefore, provided that the shareholder held such shares of STIF as capital assets;

       (7) The tax holding period for DIF with respect to the assets and liabilities of STIF received in the Reorganization will include the period for which such assets and liabilities were held by STIF (Section 1223(2) of the Code); and

       (8) STIF's shareholders will not recognize gain or loss upon the exchange of their shares of STIF for shares of DIF as part of the Reorganization.

STIF will have non-qualifying income in an amount equal to its Reorganization expenses paid by RTAM. STIF does not expect such non-qualifying income to prevent it from qualifying as a regulated investment company.

Shareholders of STIF should consult their tax advisers regarding the effect, if any, of the proposed transaction in light of their individual circumstances, including state and local tax consequences, if any, of the proposed transaction.

Description of Shares to be Issued

Full and fractional shares of MM DIF and UST DIF will be issued to shareholders of MM STIF and GOV STIF, respectively, in accordance with the procedures under the Plans as described above. DIF's Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest with a par value of $0.01 per share in DIF in an unlimited number of series of shares. DIF consists of four series, MM DIF, UST DIF, the Municipal Portfolio and the U.S. Government Portfolio. Each share of beneficial interest has one vote and shares equally in dividends and distributions when and if declared by a fund and in the fund's net assets upon liquidation. All shares, when issued, are fully paid and nonassessable. There are no preemptive, conversion or exchange rights. Fund shares do not have cumulative voting rights and, as such, holders of at least 50% of the shares voting for Trustees can elect all Trustees and the remaining shareholders would not be able to elect any Trustees. The Board of Trustees may classify or reclassify any unissued shares of DIF into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preference, conversion or other rights, voting powers, restrictions, limitations as to dividends, or qualifications of such shares. Any such classification or reclassification will comply with the provisions of the Act. Shareholders of each series as created will vote as a series to change, among other things, a fundamental policy of each fund and to approve the fund's Investment Management Contracts and Distribution Plans pursuant to Rule 12b-1 of the Act.

DIF is not required to hold annual meetings of shareholders but will hold special meetings of shareholders when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the DIF's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each series affected by the amendment.

Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, DIF's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of DIF and provides for indemnification and reimbursement of expenses out of DIF property for any shareholder held personally liable for the obligations of DIF. DIF's Declaration of Trust further provides that obligations of DIF are not binding upon the Trustees individually but only upon the property of DIF and that the Trustees will not be liable for any action or failure to act, errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Capitalization Tables (Unaudited)

        The table below sets forth the existing capitalization of the Funds, as well as the pro forma capitalization of DIF following the consummation of the Reorganization, as of August 1, 2007:

                                            MM DIF
                                            ------

                               Short Term Income
                                  Shares Class          Investor Class          Retail Class
                                  ------------          --------------          ------------
Net Assets:                   $    344,218,884       $    191,075,978       $    1,259,942,699
                              ----------------       ----------------       ------------------
Shares Outstanding:                344,218,884            191,075,978            1,259,942,699
                              ----------------       ----------------       ------------------
Net Asset Per Share:          $           1.00       $           1.00       $             1.00
                              ----------------       ----------------       ------------------
                                           MM STIF
                                           -------

                                     Class A                Class B                FSW Class
                                     -------                -------                ---------
Net Assets:                   $     74,760,088       $    129,926,528       $      157,375,609
                              ----------------       ----------------       ------------------
Shares Outstanding:                 74,760,088            129,926,528              157,375,609
                              ----------------       ----------------       ------------------
Net Asset Per Share:          $           1.00       $           1.00       $             1.00
                              ----------------       ----------------       ------------------

                                          Pro Forma
                                       Combined MM DIF*
                                       ----------------

                               Short Term Income
                                  Shares Class          Investor Class         Retail Class
                                  ------------          --------------         ------------
Net Assets:                   $    418,978,972       $    321,002,506       $   1,417,318,308
                              ----------------       ----------------       ------------------
Shares Outstanding:                418,978,972            321,002,506           1,417,318,308
                              ----------------       ----------------       ------------------
Net Asset Per Share:          $           1.00       $           1.00       $            1.00
                              ----------------       ----------------       ------------------

----------
* Net Assets and Net Asset Value Per Share include the aggregate value of MM STIF net assets that would have been transferred to MM DIF had the Reorganization taken place on August 1, 2007. The data does not take into account expenses incurred in connection with the Reorganization, which will be assumed by RTAM, or the actual number of shares that would have been issued. As of August 1, 2007, the total net assets of all classes of MM DIF equaled $7,568,671,627 and the total net assets of all classes of MM STIF equaled $362,062,225. The pro forma total net assets of all classes of MM DIF following the Reorganization would be $7,930,733,852.

                                     UST DIF
                                     -------

                               Short Term Income
                                  Shares Class          Investor Class
                                  ------------          --------------
        Net Assets:           $    119,266,434       $    193,812,511
                              ----------------       ----------------
    Shares Outstanding:            119,266,434            193,812,511
                              ----------------       ----------------
    Net Asset Per Share:      $           1.00       $           1.00
                              ----------------       ----------------

                                    GOV STIF
                                    --------

                                      Class A                Class B
                                      -------                -------
        Net Assets:           $     71,480,686       $     52,231,147
                              ----------------       ----------------
    Shares Outstanding:             71,480,686             52,231,147
                              ----------------       ----------------
    Net Asset Per Share:      $           1.00       $           1.00
                              ----------------       ----------------

                                    Pro Forma
                                Combined UST DIF*
                                -----------------

                               Short Term Income
                                  Shares Class          Investor Class
                                  ------------          --------------
        Net Assets:           $    190,747,120       $    246,043,658
                              ----------------       ----------------
    Shares Outstanding:            190,747,120            246,043,658
                              ----------------       ----------------
    Net Asset Per Share:      $           1.00       $           1.00
                              ----------------       ----------------

-----------
* Net Assets and Net Asset Value Per Share include the aggregate value of GOV STIF's net assets that would have been transferred to UST DIF had the Reorganization taken place on August 1, 2007. The data does not take into account expenses incurred in connection with the Reorganization, which will be assumed by RTAM, or the actual number of shares that would have been issued. As of August 1, 2007, the total net assets of all classes of UST DIF equaled $1,376,829,055 and the total net assets of all classes of GOV STIF equaled $123,711,833. The pro forma total net assets of all classes of UST DIF following the Reorganization would be $1,500,540,887.

        There is, of course, no assurance that the Reorganization will be consummated. Moreover, if consummated, the capitalization of each Fund is likely to be different at the Closing Date as a result of daily share purchase and redemption activity in the Funds.

Rights of Securities Holders

        DIF is a Massachusetts business trust. STIF is a Maryland corporation. As a business trust, DIF is governed by its Declaration of Trust and applicable Massachusetts law. As a corporation, STIF is governed by its Articles of Incorporation and applicable Maryland law. Shares of the Funds are redeemable at their net asset value. The voting rights of both Funds are substantially the same. The shares of each Fund entitle the holder to one vote per share on the election of board members and all other matters submitted to shareholders. All shares of each class of each such Fund participate equally in its dividends and distributions and in its net assets on liquidation, and all shares of each, when issued, are fully paid and non-assessable, freely transferable and have no preference, pre-emptive or conversion rights. It is contemplated that neither Fund will hold regular annual meetings of shareholders. Other than as described herein, there are no material differences between the rights of securities holders of STIF and the rights of securities holders of DIF.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

        Comparison of Other Investment Strategies


          MM DIF (the Surviving Fund)                                MM STIF
          ---------------------------                                -------
------------------------------------------------- -----------------------------------------------
o       MM DIF seeks to achieve its objective     o       MM STIF seeks to achieve the its
      by investing principally in short-term            objective by investing in:  (i) United
      money market obligations with maturities          States Government Securities; (ii)
      of 397 days or less, including bank               securities issued by foreign
      certificates of deposit, time deposits,           governments and other foreign issuers;
      bankers' acceptances, high quality                (iii) bank obligations; (iv) commercial
      commercial paper, securities issued or            paper and certain debt obligations; and
      guaranteed by the United States                   (v) repurchase agreements.
      Government state agencies or
      instrumentalities, and repurchase
      agreements calling for resale in 397 days
      or less backed by the foregoing
      securities.

o     United States Government Securities:        o     United States Government Securities:
      MM DIF may purchase short-term                    MM STIF may purchase short-term
      obligations issued or guaranteed by the           obligations issued or guaranteed by the
      United States Government, its agencies or         United States Government, its agencies
      instrumentalities.  These obligations             or instrumentalities.  These
      include issues of the United States               obligations include issues of the
      Treasury, such as bills, certificates of          United States Treasury, such as bills,
      indebtedness, notes and bonds, and issues         certificates of indebtedness, notes and
      of agencies and instrumentalities                 bonds, and issues of agencies and
      established under the authority of an act         instrumentalities established under the
      of Congress.  Some of these securities            authority of an act of Congress.  Some
      are supported by the full faith and               of these securities are supported by
      credit of the United States Treasury,             the full faith and credit of the United
      others are supported by the right of the          States Treasury, others are supported
      issuer to borrow from the Treasury, and           by the right of the issuer to borrow
      still others are supported only by the            from the Treasury, and still others are
      credit of the agency or instrumentality.          supported only by the credit of the
                                                        agency or instrumentality.

o     Domestic and Foreign Bank Obligations:      o     Bank Obligations:  MM STIF may
      MM DIF may purchase securities issued by          purchase certificates of deposit, time
      foreign governments; or any of their              deposits and bankers' acceptances
      political subsidiaries or agencies or             issued by domestic banks,, foreign
      instrumentalities, certificates of                branches of domestic banks, foreign
      deposit, time deposits and bankers'               subsidiaries of domestic banks, and
      acceptances issued by domestic banks,             domestic and foreign branches of
      foreign branches of domestic banks,               foreign banks.  Certificates of deposit
      foreign subsidiaries of domestic banks,           are certificates representing the
      and domestic and foreign branches of              obligation of a bank to repay funds
      foreign banks.  Certificates of deposit           deposited with it for a specified
      are certificates representing the                 period of time.  Time deposits are
      obligation of a bank to repay funds               non-negotiable deposits maintained in a
      deposited with it for a specified period          bank for a specified period of time (in
      of time.  Time deposits are                       no event longer than seven days) at a
      non-negotiable deposits maintained in a           stated interest rate.  Time deposits
      bank for a specified period of time (in           purchased by the Fund will not benefit
      no event longer than seven days) at a             from insurance from the FDIC.  Bankers'
      stated interest rate.  Time deposits              acceptances are credit instruments
      purchased by the Fund will not benefit            evidencing the obligation of a bank to
      from insurance from the FDIC.  Bankers'           pay a draft drawn on it by a customer.
      acceptances are credit instruments                MM STIF limits its investments in
      evidencing the obligation of a bank to            obligations of domestic banks, foreign
      pay a draft drawn on it by a customer.            branches of domestic banks and foreign
                                                        subsidiaries of domestic banks to banks
      MM DIF limits its investments in                  having total assets in excess of $1
      obligations of domestic banks, foreign            billion or the equivalent in other
      branches of domestic banks and foreign            currencies.  MM STIF limits its
      subsidiaries of domestic banks to banks           investments in obligations of domestic
      having total assets in excess of one              and foreign branches of foreign banks
      billion dollars or the equivalent in              to dollar denominated obligations of
      other currencies.  MM DIF limits its              such banks which at the time of
      investments in obligations of domestic            investment have more than $5 billion,
      and foreign branches of foreign banks to          or the equivalent in other currencies,
      denominated obligations of such banks             in total assets.
      which at the time of investment have more
      than $5 billion, or the equivalent in       o     Private Placement Investments:  MM
      other currencies, in total assets.  These         STIF may purchase commercial paper
      investments must also meet the quality            exempt from registration under Section
      criteria discussed above.                         4(2) of the Securities Act of 1933
                                                        ("4(2) Paper") and
                                                        securities which are not
                                                        registered and are
                                                        issued as private
                                                        placements pursuant to
                                                        Rule 144A of
-------------------------------------------------------------------------------------------------

      MM DIF generally limits investments in            the Securities Act of 1933
      bank instruments to (a) those which are           ("Rule 144A
      fully insured as to principal by the FDIC         Securities"). The Fund
      or (b) those issued by banks which at the         intends to purchase both
      date of their latest public reporting             liquid and illiquid 4(2)
      have total assets in excess of $1.5               Paper and Rule 144A
      billion.  However, the total assets of a          Securities. Any such
      bank will not be the sole factor                  illiquid securities that
      determining MM DIF's investment decisions         MM STIF purchases are
      and MM DIF may invest in bank instruments         subject to a maximum of
      issued by institutions which the                  10% of the value of its
      investment manager believes present               net assets.
      minimal credit risks.

      MM DIF may purchase U.S.
      dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks
      ("Eurodollar" obligations) and domestic
      branches of foreign banks ("Yankee
      dollar" obligations). MM DIF will limit
      its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation on the Money
      Market Portfolio's investment in (a)
      Eurodollar obligations, if the domestic
      parent of the foreign branch issuing the obligations is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar,
      Yankee dollar and other foreign bank
      obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. MM DIF will limit its purchases of time deposits to those which mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of such Fund's total assets at the time of purchase.

      Eurodollar and other foreign obligations involve special investment risks, including the possibility that (i) liquidity could be impaired because of future political and economic developments, (ii) the obligations may be less marketable than comparable domestic obligations of domestic issuers, (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, (iv) deposits may be seized or nationalized,
      (v) foreign governmental restrictions
      such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on those obligations, (vi) the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, (vii) there may be difficulties in enforcing a judgment against a foreign issuer or (viii) the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by United States
      Government agencies or instrumentalities.

o     Variable Amount Master Demand Notes:        o     Variable Amount Master Demand Notes: MM
      MM DIF may purchase variable amount               STIF may purchase variable amount master
      master demand notes.  These instruments           demand notes. These instruments are
      are unsecured demand notes that                   unsecured demand notes that
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
      permit investment of fluctuating amounts          permit investment of fluctuating amounts
      of money at variable rates of interest            of money at variable rates of interest
      pursuant to arrangements with issuers who         pursuant to arrangements with issuers who
      meet the quality criteria discussed               meet the quality criteria discussed
      above. The interest rate on a variable            above. The interest rate on a variable
      amount master demand note is periodically         amount master demand note is periodically
      redetermined according to a prescribed            predetermined according to a prescribed
      formula. Although there is no secondary           formula. Although there is no secondary
      market in master demand notes, the payee          market in master demand notes, the payee
      may demand payment of the principal and           may demand payment of the principal and
      interest upon notice not exceeding five           interest upon notice not exceeding five
      business or seven calendar days.                  business or seven calendar days.

o     Commercial Paper And Certain Debt           o     Commercial Paper And Certain Debt
      Obligations:  MM DIF may purchase                 Obligations:  MM STIF may purchase
      commercial paper or similar debt                  commercial paper or similar debt
      obligations.  Commercial paper is                 obligations.  Commercial paper is
      generally considered to be short-term             generally considered to be short-term,
      unsecured debt or corporations.                   unsecured debt of corporations.

o     Repurchase Agreements;  MM DIF may          o     Repurchase Agreements:  MM STIF may
      enter into repurchase agreements provided         enter into repurchase agreements
      that the instruments serving as                   provided that the instruments serving
      collateral for the agreements are                 as collateral for the agreements are
      eligible for inclusion in MM DIF.  A              eligible for inclusion in MM STIF.  A
      repurchase agreement arises when a buyer          repurchase agreement arises when a
      purchases a security and simultaneously           buyer purchases a security and
      agrees with the vendor to resell the              simultaneously agrees with the vendor
      security to the vendor at an agreed upon          to resell the security to the vendor at
      time and price.                                   an agreed upon time and price.
-------------------------------------------------------------------------------------------------
          UST DIF (the Surviving Fund)                               GOV STIF
          ----------------------------                               --------
-------------------------------------------------------------------------------------------------
o     UST DIF seeks to achieve its objective      o     GOV STIF of the Fund seeks to achieve
      by investing only in obligations backed           the Fund's objective by investing in
      by the full faith and credit of the               obligations issued or guaranteed by the
      United States government with maturities          United States Government, including
      of 397 days or less and repurchase                repurchase agreements covering these
      agreements which are collateralized by            types of obligations.
      such obligations calling for resale in
      397 days or less.

o     UST DIF intends to attain its               o     GOV STIF intends to attain the Fund's
      investment objective through investments          investment objective through
      limited to obligations issued or                  investments limited to obligations
      guaranteed by the United States                   issued or guaranteed by the United
      Government including repurchase                   States Government, including repurchase
      agreements covering those types of                agreements covering these types of
      obligations.  Under normal circumstances          obligations.  The Fund will give
      the Portfolio will invest all of its net          shareholders at least 60 days' prior
      assets, plus borrowings for investment            notice should this policy be reduced to
      purposes, in obligations issued or                apply to less than 80% of the
      guaranteed by the U.S. Treasury.  The             Portfolio's net assets, plus the amount
      Fund will provide shareholders with at            of any borrowings for investment
      least 60 days' prior notice of any change         purposes.  The Fund will enter into
      in this policy.                                   repurchase agreements for inclusion in
                                                        GOV STIF only if the instruments
o     The Fund will enter into repurchase               serving as collateral for the
      agreements for inclusion in the U.S.              agreements are eligible for inclusion
      Treasury Portfolio only if the                    in GOV STIF.
      instruments serving as collateral for the
      agreements are eligible for inclusion in
      the U.S. Treasury Portfolio.

o     United States Treasury Obligations:
      UST DIF may purchase obligations issued
      by the full faith and credit of the
      United States. U.S. Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

o     Other United States Government
      Obligations:  Marketable securities and
      instruments issued or guaranteed by the
      full faith and credit of the United
      States Government.  Such obligations
      include obligations of the Federal
      Housing Administration, the Export-Import
      Bank of the United States, the Small
      Business Administration, the Government
      National Mortgage Association, the
      General Services
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Administration and the Maritime
      Administration.

o     Repurchase Agreements:  The U.S.
      Treasury Portfolio may enter into
      repurchase agreements which are
      collateralized by obligations issued or
      guaranteed by the U.S. Government.  A
      repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

o     The investment policies of UST DIF may
      produce a lower yield than a policy of
      investing in other types of instruments.
      The yield of UST DIF is likely to be
      lower than the yield of the MM DIF.
--------------------------------------------------------------------------------

Summary of Principal Investment Risks
-------------------------------------

MM DIF and UST DIF, generally:
------------------------------

Investments in U.S. Government securities may or may not be supported by the full faith and credit of the U.S. Government. Although many U.S. Government securities purchased by the Funds, such as those issued by the Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks ("FHLB") may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and therefore, are not backed by the full faith and credit of the U.S. Government. Accordingly, no assurance can be given that the U.S. Government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury and thus, it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such case, a Fund must look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment.

The U.S. Government securities that the Funds may purchase include:

    o U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

    o Securities issued by agencies, instrumentalities or sponsored enterprises of the U.S. Government that are backed by the full faith and credit of the U.S. Government. Among the agencies, instrumentalities and sponsored enterprises issuing these obligations are the Government National Mortgage Association (Ginnie Mae) and the Federal Housing Administration (FHA).

MM DIF may also purchase:

    o Securities issued by agencies, instrumentalities or sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, but whose issuing agency, instrumentality or sponsored enterprise has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations are Fannie Mae, Freddie Mac and the FHLB.

    o Securities issued by agencies, instrumentalities or sponsored enterprises that are backed solely by the credit of the issuing agency, instrumentality or sponsored enterprise. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations is the Federal Farm Credit System.

MM DIF and MM STIF
------------------

    o MM DIF may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

    o MM STIF may contain securities issued by foreign governments and other foreign issuers. Debt obligations of foreign issuers may be subject to additional investment risks compared to an investment in debt obligations of domestic issuers. Such additional risks include future adverse political or economic developments in a foreign jurisdiction and sudden changes in foreign laws regarding the regulation of and rights attached to such investments.

    o Since MM DIF and MM STIF may contain securities issued by foreign governments and other foreign issuers, the Funds may be subject to additional investment risks when compared with those incurred by a fund which invests only in domestic issuers. Foreign securities markets generally are not as developed or efficient as those in the United States.

           Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Similarly, volume in most foreign securities markets is less than in the United States. The issuers of some of these securities may be subject to less stringent or different regulation than are United States issuers. In addition, there may be less publicly available information about a non-United States issuer, and non-United States issuers generally are not subject to uniform accounting and financial reporting standards and requirements. Additional risks associated with foreign investments might include adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities. Furthermore, some of these foreign securities may be subject to stamp, withholding or other excise taxes levied by foreign governments, which have the effect of increasing the cost of such securities and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

UST DIF and GOV STIF
--------------------

    o UST DIF's investment policy of only investing in U.S. Treasury obligations and other obligations that are issued or guaranteed by the United States Government (including repurchase agreements), while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments. The yield and total return of UST DIF is likely to be lower than that of the MM DIF.

    o GOV STIF's investment policy of investing in obligations issued or guaranteed by the United States Government, while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments. The yield and total return of the GOV STIF is likely to be lower than that of the MM STIF.

                                 VOTING MATTERS

Generally

        This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of STIF for use at a Special Meeting of Shareholders (the "Meeting") to be held at the offices of STIF at 600 Fifth Avenue, New York, New York 10020, on November 5, 2007, at 9:00 a.m. or any postponement or adjournment thereof, to approve or disapprove the Plans. It is expected that the solicitation of proxies will be primarily by the mailing of this Combined Prospectus/Proxy Statement and the materials accompanying it. Supplemental solicitations may be made by mail, telephone or personal interviews by officers and representatives of STIF. It is anticipated that banks, broker-dealers and other institutions will be requested to forward proxy materials to beneficial owners and to obtain authorization for the execution of proxies. RTAM may, upon request, reimburse banks, broker-dealers and other institutions for their expenses in forwarding proxy materials to beneficial owners. The expenses in connection with preparing and mailing this Combined Prospectus/Proxy Statement and the material accompanying it, and the expenses associated with retaining a proxy solicitation firm will be paid by RTAM. STIF may engage Broadridge, a professional proxy solicitation firm, to assist in the solicitation of proxies for which they will be paid a fee of $26,000 plus any related out-of-pocket expenses.

        Only shareholders of record of STIF at the close of business on August 24, 2007 (the "Record Date"), will be entitled to vote at the Meeting. As of the Record Date, there were 50,738,106.02 shares of Class A and 135,243,060.05 shares of Class B issued and outstanding, with each whole share entitled to one vote and each fraction of a share entitled to a proportionate fraction of a vote. As of the Record Date, there were no shares issued and outstanding for the FSW Class shares of MM STIF. As of the Record Date, there were 14,651,527.63 shares of Class A and 50,975,366.90 shares of Class B of GOV STIF issued and outstanding, respectively, with each whole share entitled to one vote and each fraction of a share entitled to a proportionate fraction of a vote.

        As of the Record Date, the officers and Directors of STIF, as a group, owned less than 1% of each class of each Portfolio of STIF.

        As of the Record Date, the officers and Trustees of DIF, as a group, owned less than 1% of each class of each Portfolio of DIF.

        As of the Record Date, the following person(s) owned of record or beneficially 5% or more of the outstanding shares of STIF:

                                                                                     Nature of
Name and Address                    Portfolio        Class       % of Ownership      Ownership
----------------                    ---------        -----       --------------      ---------
Bank of New York                     MM STIF        Class A              63.078%     Beneficial
Attn: STIF/Master Note
One Wall Street 2nd Floor
New York, NY 10286

Town of Middlefield                  MM STIF        Class A               5.273%       Record
393 Jackson Hill Rd.
P.O. Box 179
Middlefield, CT 06455

Sound Shore Management Inc.          MM STIF        Class B              12.427%       Record
8 Sound Shore Drive, Suite 180
Greenwich, CT 06830


Canaccord Adams Inc.                 MM STIF        Class B              11.347%     Beneficial
99 High Street
11th Floor
Boston, MA 021100

Edwin A Goodman                      MM STIF        Class B              11.161%       Record
Milestone Venture Partners
551 Madison Ave, 7th Floor
New York, NY 10022

Joseph D. Samberg                    MM STIF        Class B               9.731%       Record
4 Ann Lane
Rye, NY 10580

Frances Brandt                       GOV STIF       Class A              12.655%       Record
112 Ivy Lane
Lido Beach, NY 11561

Rushford Center Inc.                 GOV STIF       Class A              12.589%       Record
1250 Silver Street
Middletown, CT 06457-3946

Atlantic Ventilating and             GOV STIF       Class A               8.203%       Record
Equipment Co. Inc.
25 Sebethe Drive
Cromwell, CT 06416

Estate of Marjorie G. Dolan          GOV STIF       Class A               7.896%       Record
C/O Thomas Whissel Atty at Law
80 West Huron Street
Buffalo, NY 14202

Cash Home Center, Inc.               GOV STIF       Class A               6.863%       Record
300 Flanders Rd
East Lyme, CT 06333

Mount Sinai Services                 GOV STIF       Class B              15.154%       Record
Elmhurst Operating Acct.
C/O Caryn Pannone
79 - 01  Broadway
Elmhurst Hospital Office Center
Elmhurst, NY 11373

Mount Sinai Services                 GOV STIF       Class B              11.201%       Record
Queens Operating Account
C/O  Caryn Pannone
79 - 01  Broadway
Elmhurst Hospital Office Center
Elmhurst, NY 11373


Montana Association of Insurance     GOV STIF       Class B               8.672%       Record
Authority
2715 Skyway Drive
Helena, MT 59602-1213

Robert F. Hoerle                     GOV STIF       Class B               7.474%       Record
Reich & Tang C/O Robert Hoerle
600 Fifth Ave 8th Floor
New York, NY 10020-2302

Montana Association                  GOV STIF       Class B               5.871%       Record
Compensation Account
2715 Skyway Drive
Helena, MT 59602-1213

The Tyrrell Foundation               GOV STIF       Class B               5.611%       Record
354 Pequot Ave
Southport, CT 06490-1345


        As of the Record Date, the following person(s) owned of record or beneficially 5% or more of the outstanding shares of DIF:


                                                                                   Nature of
Name and Address               Portfolio         Class        % of Ownership       Ownership
----------------               ---------         -----        --------------       ----------
M L Stern LLC                   MM DIF        Short Term             26.861%      Beneficial
FBO Various Clients                          Income Shares
8350 Wilshire Blvd.
Beverly Hills, CA 90211

CIBC World Markets for the      MM DIF        Short Term              6.015%      Beneficial
benefit of various                           Income Shares
customers
417 Fifth Avenue, 4th Floor
New York, NY 10016

Menard Inc.                     MM DIF        Short Term              5.949%      Beneficial
Attn: Earl Rasmussen                         Income Shares
4777 Menard Drive
Eau Claire, WI 54703-9604

Reich & Tang Money Fund         MM DIF      Investor Class           75.024%      Beneficial
Settlement
ATT Procash Group
c/o Pershing
One Pershing Plaza
6th Floor


Reich & Tang Money Fund         MM DIF       Retail Class            60.170%      Beneficial
Settlement
ATT Procash Group
c/o Pershing
One Pershing Plaza 6th
Floor

Penson Financial Services       MM DIF       Retail Class            12.688%      Beneficial
FBO Customers
Attn: Ron Frazier
1700 Pacific Avenue
Suite 1400
Dallas, TX 75201

American Durham LP              UST DIF       Short Term             33.790%      Beneficial
Attn: Meghan Joyce                           Income Shares
680 Fifth Avenue
New York, NY 10019-5429

Oppenheimer & Co.               UST DIF       Short Term             13.208%      Beneficial
For the Benefit of Various                   Income Shares
Customers
125 Broad Street
New York, NY 10004

Pamela K. Hagenah &             UST DIF     Investor Class            8.510%        Record
Jeffrey Alan Hagenah Jtten
488 Westridge Drive
Portola Vally, CA
940287719

Reich & Tang Money Fund         UST DIF     Investor Class           68.085%      Beneficial
Settlement
Att Procash Group
c/o Pershing
One Pershing Plaza 6th Fl


        The beneficial owner of 25% or more of a voting security is presumed to have "control" for purposes of the Act, absent a determination to the contrary by the SEC. A person who controls the Funds could have effective control over the outcome of matters submitted to a vote of shareholders of the Funds. Based on the information provided above, as of the Record Date, the following person owned a controlling interest in STIF:

                                                                                     Nature of
Name and Address                    Portfolio        Class       % of Ownership      Ownership
----------------                    ---------        -----       --------------      ---------
Bank of New York                     MM STIF        Class A              63.078%     Beneficial
Attn: STIF/Master Note
One Wall Street 2nd Floor
New York, NY 10286


        Based on the information provided above, as of the Record Date, the following persons owned a controlling interest in DIF:

                                                                                     Nature of
Name and Address                    Portfolio        Class       % of Ownership      Ownership
----------------                    ---------        -----       --------------      ---------
M L Stern LLC                         MM DIF       Short Term            26.861%     Beneficial
FBO Various Clients                              Income Shares
8350 Wilshire Blvd.
Beverly Hills, CA 90211

Reich & Tang Money Fund               MM DIF     Investor Class          75.024%     Beneficial
Settlement
ATT Procash Group
c/o Pershing
One Pershing Plaza
6th Floor

Reich & Tang Money Fund               MM DIF      Retail Class           60.170%     Beneficial
Settlement
ATT Procash Group
c/o Pershing
One Pershing Plaza
6th Floor

American Durham LP                   UST DIF       Short Term            33.790%     Beneficial
Attn: Meghan Joyce                               Income Shares
680 Fifth Avenue
New York, NY 10019-5429

Reich & Tang Money Fund              UST DIF     Investor Class          68.085%     Beneficial
Settlement
ATT Procash Group
c/o Pershing
One Pershing Plaza
6th Floor


        If the accompanying proxy is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the instructions thereon. In the absence of any instructions, such proxy will be voted to approve the Plans. Any shareholder giving a proxy may revoke it at any time before the Meeting by submitting to STIF a written notice of revocation or a subsequently executed proxy, by attending the Meeting and voting in person or by touch-tone telephone or the Internet.

        If a proxy represents a broker "non-vote" (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the broker or nominee does not have discretionary power) or is marked with an abstention (collectively, "abstentions"), the shares represented thereby will be considered to be present at the meeting for purposes of determining the existence of a quorum for the transaction of business. These broker non-votes and abstentions will not be treated as votes in favor of the Plans.

Quorum and Adjournments

        The presence of the holders of one-third (33.3%) of the issued and outstanding shares of STIF, in person or by proxy, constitutes a quorum. However, the mere presence of a quorum at the Meeting may not be sufficient to approve one or more of the proposals. If at the time any session of the Meeting is called to order a quorum is not present, in person or by proxy, the persons named as proxies may vote those proxies which have been received to adjourn the Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of one or more of the proposals have not been received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies with respect to any such proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote those proxies which they are entitled to vote in favor of the proposal, in favor of such an adjournment, and will vote those proxies required to be voted against the proposal, against any such adjournment. A vote may be taken on one or more of the proposals in this proxy statement prior to any such adjournment if sufficient votes for its approval have been received and it is otherwise appropriate.

Vote Required

        In order to approve the proposed Reorganization, each class (Class A, Class B, and FSW shareholders) of MM STIF and each class (Class A and Class B shareholders) of GOV STIF must vote separately in favor of the Reorganization. Approval of the Reorganization requires the affirmative vote of the lesser of
(i) 67% or more of the shares of such class present or represented at the meeting, if shareholders of more than 50% of all shares of the class are present or represented by proxy, or (ii) more than 50% of all shares of the class. If the Reorganization is not approved, the Directors will consider at that time, what proposed actions to take, if any. Such actions may include the liquidation of the class, portfolio series, or STIF itself.

Appraisal Rights

        Under the State of Maryland and the Act, shareholders of STIF do not have any rights of share appraisal. Shareholders have the right to redeem their shares of STIF at net asset value at any time until the close of business on the business day prior to the Closing Date of the Reorganization and, thereafter, on any business day shareholders may redeem at net asset value their shares of DIF acquired by them in the Reorganization.

                              FINANCIAL HIGHLIGHTS

        Financial Highlights for the Funds for their most recent five years (or if shorter, since the Funds' inception) are contained in the Funds' annual reports to shareholders, which accompanies this Combined Prospectus/Proxy Statement and is incorporated herein by reference.

                              FINANCIAL STATEMENTS

        The audited financial statements for the fiscal year ended March 31, 2007, for DIF, contained in DIF's annual report to shareholders, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. The audited financial statements for the fiscal year ended August 31, 2006, for STIF, contained in STIF's annual report to shareholders, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. STIF's unaudited financial statements for the semi-annual period ended February 28, 2007, for STIF, contained in STIF's semi-annual report to shareholders, are also incorporated herein by reference.

                                  OTHER MATTERS

        As a Maryland Corporation, STIF is not required, and does not intend, to hold regular annual meetings. Shareholders who wish to present proposals at any future shareholder meeting must present such proposals to the Board at a reasonable time prior to the solicitation of any shareholder proxy.

        The management does not know of any matters to be presented at this Meeting other than that mentioned in this Proxy Statement. If any matters properly come before the meeting, the shares represented by proxies will be voted with respect thereto in accordance with the best judgment of the person or persons voting the proxies.

                       STATEMENT OF ADDITIONAL INFORMATION

                  Relating to the acquisition of the assets of

                          SHORT TERM INCOME FUND, INC.
                                600 Fifth Avenue
                            New York, New York 10020

                        by and in exchange for shares of

                                DAILY INCOME FUND
                                600 Fifth Avenue
                            New York, New York 10020

        This Statement of Additional Information, relating specifically to the proposed acquisition of substantially all of the assets of the Money Market Portfolio and U.S. Government Portfolio series of Short Term Income Fund, Inc. ("STIF") by the Money Market Portfolio and the U.S. Treasury Portfolio series of Daily Income Fund ("DIF"), consists of this cover page and the following described documents, each of which is incorporated by reference herein:

        The Statement of Additional Information of DIF dated July 30, 2007;

        The Statement of Additional Information of STIF dated December 29, 2006;

        The Annual Report of DIF for the year ended March 31, 2007; and

        The Annual Report of STIF for the year ended August 31, 2007, and the Semi-Annual Report of STIF for the six months ended February 28, 2007.

        This Statement of Additional Information is not a prospectus. A Combined Proxy Statement/Prospectus dated September 14, 2007, relating to the above-referenced transaction may be obtained from Reich & Tang Asset Management, LLC ("RTAM"), 600 Fifth Avenue, New York, New York 10020, or by calling toll free at (800) 433-1918. This Statement of Additional Information relates to, and should be read in conjunction with, such Combined Proxy Statement/Prospectus.

        The date of this Statement of Additional Information is September 14, 2007.

                                TABLE OF CONTENTS

A.      General Information..................................................1
B.      Additional Information About the Funds...............................1
C.      Financial Statements.................................................1
D.      Pro Forma Financial Information......................................1
E.      Federal Income Tax...................................................1

A.      General Information

        The Board of Directors of STIF has approved Plans of Reorganization and Liquidation (the "Plans") which contemplate the transfer of the assets and liabilities of the Money Market Portfolio and U.S. Government Portfolio of STIF ("Acquired Fund") to DIF ("Surviving Fund") in exchange for shares of the Money Market Portfolio and U.S. Treasury Portfolio of the Surviving Fund (the "Reorganization").

        After the transfer of its assets and liabilities in exchange for Surviving Fund shares, the Acquired Fund will distribute the Surviving Fund's shares to its shareholders in liquidation of the Acquired Fund. Each shareholder owning shares of the Acquired Fund at the closing of the Reorganization will receive shares of the Surviving Fund equal in aggregate value to his or her interest in the Acquired Fund, and will receive any unpaid dividends or distributions on shares of the Acquired Fund that were declared at or before the closing of the Reorganization. The Surviving Fund will establish an account for each former shareholder of the Surviving Fund reflecting the appropriate number of shares distributed to the shareholder. These accounts will be substantially identical to the accounts currently maintained by the Acquired Fund for each shareholder. In connection with the Reorganization, all outstanding shares of the Acquired Fund will be cancelled, and the Acquired Fund will wind up its affairs and be terminated. For further information about the transaction, see the Combined Proxy Statement/Prospectus.

B.      Additional Information About the Funds

        This statement of additional information incorporates by reference the following documents, which contain additional information about the Funds:

        1. The Statement of Additional Information of the Acquired Fund dated December 29, 2006;

        2. The Statement of Additional Information of the Surviving Fund dated July 30, 2007.

C.      Financial Statements

        Historical financial information regarding the Funds is included in the following documents which are incorporated herein by reference:

        1. The Annual Report of the Surviving Fund for the year ended March 31, 2007, including the Fund's audited financial statements; and

        2. The Annual Report of the Acquired Fund for the year ended August 31, 2006, including the Fund's audited financial statements, and the Semi-Annual Report of the Acquired Fund for the six months ended February 28, 2007 (unaudited).

D.      Pro Forma Financial Information

        Pro Forma financial statement are not provided because as of August 1, 2007, the net asset value of the Money Market Portfolio and U.S. Government Portfolio of the Acquired Fund did not exceed ten percent of the net asset value of the Money Market Portfolio and U.S. Treasury Portfolio of the Surviving Fund, respectively.

E.      Federal Income Tax

        Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as "regulated investment companies" and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. The identified cost of investments for the Funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined entity. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

                                                                       EXHIBIT A

              AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION

        AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION dated this 7th day of June, 2007, by and between the Money Market Portfolio series of the Short Term Income Fund, Inc. (the "Fund"), a Maryland corporation, and the Money Market Portfolio series of the Daily Income Fund (the "Trust"), a Massachusetts business trust.

                              W I T N E S S E T H:

               WHEREAS, the parties are each open-end investment management companies; and

               WHEREAS, the parties hereto desire to provide for the acquisition by the Trust of substantially all of the assets and liabilities of the Fund solely in exchange for shares of beneficial interest (par value $.01) ("shares") of the Trust, which shares of the Trust will thereafter be distributed by the Fund pro rata to its shareholders in complete liquidation and complete cancellation of its shares;

               WHEREAS, the Boards of Directors/Trustees of the Fund and the Trust, respectively, have determined that such acquisition is in the best interests of both the Fund and the Trust and their shareholders and that the interests of the Fund's and the Trust's existing shareholders will not be diluted as a result of the acquisition;

               NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties agree as follows:

               1. The parties hereto hereby adopt an Agreement and Plan of Reorganization and Liquidation (the "Agreement") pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code") as follows: The reorganization will be comprised of the acquisition by the Trust of substantially all of the properties, assets and liabilities of the Fund, which will be retained by the Fund for the benefit of its shareholders, solely in exchange for shares of the Trust, followed by the distribution of such Trust shares to the shareholders of the Fund in exchange for their shares of the Fund, and the liquidation and dissolution of the Fund all upon and subject to the terms of the Agreement hereinafter set forth.

               The share transfer books of the Fund will be permanently closed on the Valuation Date (as hereinafter defined) and only redemption requests made by shareholders of the Fund pursuant to Section 22(e) of the Investment Company Act of 1940 (the "Act") received in proper form on or prior to the close of business on the Valuation Date shall be fulfilled by the Fund; redemption requests received by the Fund after that date shall be treated as requests for the redemption of the shares of the Trust to be distributed to the shareholder in question as provided in Section 5.

               2. On the Closing Date (as hereinafter defined), substantially all of the assets and liabilities of the Fund on that date shall be delivered to the Trust and the number of shares of the Trust having an aggregate net asset value equal to the value of the net assets of the Fund will be transferred and delivered to the Fund.

               3. The net asset value of shares of the Trust and the value of the net assets of the Fund to be transferred shall in each case be determined as of the close of business of the New York Stock Exchange on the Valuation Date. The computation of the net asset value of the shares of the Trust and the Fund shall be done in the manner used by the Trust and the Fund, respectively, in the computation of such net asset value per share as set forth in their respective prospectuses. The methods used by the Trust in such computation shall be applied to the valuation of the assets of the Fund to be transferred to the Trust.

               The Fund shall declare and pay, immediately prior to the Valuation Date, a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Fund's shareholders all of the Fund's investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any capital loss carry-forward) (the "RIC dividend").

               4. The closing shall be at the office of the Fund at 600 Fifth Avenue, New York, New York 10020, at 9:00 a.m. on November 9, 2007, or at such other time, date or place as the parties may designate or as provided below (the "Closing Date"). The business day preceding the Closing Date is herein referred to as the "Valuation Date."

               In the event that on the Valuation Date either party has, pursuant to the Act or any rule, regulation or order thereunder, suspended the redemption of its shares or postponed payment therefor, the Closing Date shall be postponed until the first business day after the date when both parties have ceased such suspension or postponement; provided, however, that if such suspension shall continue for a period of 60 days beyond the Valuation Date, then the other party to this Agreement shall be permitted to terminate this Agreement without liability to either party for such termination.

               5. As soon as practicable after the closing, the Fund shall distribute on a pro rata basis to those persons who were shareholders of the Fund on the Valuation Date the shares of the Trust received by the Fund pursuant to the Agreement in liquidation and cancellation of the outstanding shares of the Fund. For the purpose of the distribution by the Fund of such shares of the Trust to its shareholders, the Trust will promptly cause Reich & Tang Services, Inc. (the "Transfer Agent") to: (a) credit an appropriate number of shares of the Trust on the books of the Trust to each shareholder of the Fund in accordance with a list (the "Shareholder List") of its shareholders received from the Fund; and (b) confirm an appropriate number of shares of the Trust to each shareholder of the Fund. No certificates for shares of the Trust will be issued.

               The Shareholder List shall indicate, as of the close of business on the Valuation Date, the name and address of each shareholder of the Fund, indicating his or her share balance. The Fund agrees to supply the Shareholder List to the Trust not later than the Closing Date.

               6. As soon as practicable, and in any event within one year after the closing, the Fund shall (a) effect its dissolution with the proper Maryland authorities, terminate its registration under the Act and file a final annual report on Form N-CSR with the Securities and Exchange Commission under that Act and (b) either pay or make provision for payment of all of its liabilities and taxes.

               7. Subsequent to the date of approval by shareholders of the Fund of the transactions contemplated by this Agreement and prior to the Closing Date, there shall be coordination between the parties as to their respective portfolios so that, after the closing, the Trust will be in compliance with all of its investment policies and restrictions. At the time of delivery of portfolio securities for examination as provided in Section 8, the Fund shall deliver to the Trust two copies of a list setting forth the securities then owned by the Fund and the respective federal income tax basis thereof.

               8. Portfolio securities or written evidence acceptable to the Trust of record ownership thereof by The Depository Trust Company or through the Federal Reserve Book Entry System or any other depository approved by the Fund pursuant to Rule 17f-4 under the Act shall be presented by the Fund to the Trust or, at its request, to its custodian bank, for examination no later than five business days preceding the Closing Date, and shall be delivered, or transferred by appropriate transfer or assignment documents, by the Fund on the Closing Date to the Trust duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers and shall be accompanied by all necessary state transfer stamps, if any, or a check for the appropriate purchase price thereof. The cash delivered, if any, shall be in the form of certified or bank cashiers checks or by bank wire payable to the order of the Trust. The number of shares (to the nearest whole share) of the Trust being delivered against the securities and cash of the Fund, registered in the name of the Fund, shall be delivered to the Fund on the Closing Date. Such shares shall thereupon be assigned by the Fund to its shareholders so that the shares of the Trust may be distributed as provided in Section 5.

               If, at the Closing Date, the Fund is unable to make delivery under this Section 8 to the Trust of any of its portfolio securities or cash for the reason that any of such securities purchased by the Fund, or the cash proceeds of a sale of portfolio securities, prior to the Closing Date have not yet been delivered to it or the Fund's custodian, then the delivery requirements of this Section 8 with respect to said undelivered securities or cash will be waived and the Fund will deliver to the Trust by or on the Closing Date and with respect to said undelivered securities or cash executed copies of an agreement or agreements of assignment in a form reasonably satisfactory to the Trust, together with such other documents, including a due bill or due bills and brokers' confirmation slips as may reasonably be required by the Trust.

               9. The Trust shall assume the liabilities (including for portfolio securities purchased which have not settled) of the Fund, but the Fund will, nevertheless, use its best efforts to discharge all known liabilities, so far as may be possible, prior to the Closing Date. The expenses of the Fund and the Trust, respectively, related to the reorganization including accounting, printing, filing, proxy soliciting, all legal expenses related to the reorganization and portfolio transfer taxes, if any, will be borne by Reich & Tang Asset Management, LLC ("the Manager") of the Fund and the Trust.

               10. The obligations of the Trust hereunder shall be subject to the following conditions:

               A. The Board of Directors of the Fund shall have authorized the execution of this Agreement and the shareholders of the Fund shall have approved the transactions contemplated herein, and the Fund shall have furnished to the Trust copies of resolutions to that effect certified by the Secretary or an Assistant Secretary of the Fund; such shareholder approval shall have been by the vote of the holders of a majority of the outstanding voting securities of the Fund entitled to vote at a meeting for which proxies have been solicited by the Combined Proxy Statement/Prospectus.

               B. The Trust shall have received an opinion dated the Closing Date of Paul, Hastings, Janofsky & Walker LLP, to the effect that (i) the Fund is a validly existing Maryland corporation under the laws of Maryland with full corporate powers to carry on its business as then being conducted and to enter into and perform this Agreement; and (ii) all corporate action necessary to make this Agreement, according to its terms, valid, binding and enforceable on the Fund and to authorize effectively the transactions contemplated by this Agreement have been taken by the Fund.

               C. The representations and warranties of the Fund contained herein shall be true and correct at and as of the Closing Date, and the Trust shall have been furnished with a certificate of the President or the Secretary or the Treasurer of the Fund, dated the Closing Date, to that effect.

               D. On the Closing Date, the Fund shall have furnished to the Trust a certificate of the Treasurer of the Fund as to the amount of the capital loss carry-over and net unrealized appreciation or depreciation, if any, with respect to the Fund as of the Closing Date.

               E. A Registration Statement filed by the Trust solely under the Securities Act of 1933 on Form N-14 and containing a preliminary form of the Combined Proxy Statement/Prospectus shall have become effective under that Act not later than November 9, 2007.

               F. The Trust shall have received an opinion, dated the Closing Date, of Paul, Hastings, Janofsky & Walker LLP, to the same effect as the opinion contemplated by Section 11D of this Agreement.

               11. The obligations of the Fund hereunder shall be subject to the following conditions:

               A. The Board of Trustees of the Trust shall have authorized the execution of this Agreement and the transactions contemplated hereby, and the Trust shall have furnished to the Fund copies of resolutions to that effect certified by the Secretary or an Assistant Secretary of the Trust.

               B. The Fund shall have received an opinion dated the Closing Date of Paul, Hastings, Janofsky & Walker LLP, to the effect that (i) the Trust is a validly existing Maryland business trust under the laws of Maryland with full corporate powers to carry on its business as then being conducted and to enter into and perform this Agreement; (ii) all corporate action necessary to make this Agreement, according to its terms, valid, binding and enforceable upon the Trust and to authorize effectively the transactions contemplated by this Agreement have been taken by the Trust, and (iii) the shares of the Trust to be issued hereunder are duly authorized and when issued will be validly issued, fully-paid and non-assessable.

               C. The representations and warranties of the Trust contained herein shall be true and correct at and as of the Closing Date, and the Fund shall have been furnished with a certificate of the President or the Secretary or the Treasurer of the Trust to that effect dated the Closing Date.

               D. The Fund shall have received an opinion of Paul, Hastings, Janofsky & Walker LLP to the effect that for federal income tax purposes:

               (a) The Fund's transfer of substantially all of its assets to the Trust solely in exchange for shares of the Trust, followed by the Fund's distribution of shares of the Trust to the Fund's shareholders as part of the liquidation of the Fund will qualify as a tax-free "reorganization" within the meaning of Section 368(a)(1)(C) of the Code. The Fund and the Trust will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

               (b) No gain or loss will be recognized by the shareholders of the Fund upon the exchange of shares of the Trust for the shares of the Fund (Section 354(a) of the Code);

               (c) The Fund will not recognize gain or loss under the provisions of the Code upon the transfer of substantially all of its assets to the Trust solely in exchange for shares of the Trust and the Trust's assumption of all of the liabilities of the Fund (Sections 361(a) and 357(a) of the Code);

               (d) The Trust will not recognize gain or loss upon its receipt of substantially all of the Fund's assets solely in exchange for shares of the Trust (Section 1032(a) of the Code);

               (e) The basis of the shares of the Trust received by the shareholders of the Fund will be the same as the basis in the shares of the Fund surrendered in exchange therefor (Section 358(a)(1) of the Code);

               (f) The holding period of the shares of the Trust received in exchange for Fund shares by the shareholders of the Fund will include the period that the shareholders of the Fund held the Fund shares surrendered in exchange therefor, provided that such Fund shares are held by the shareholders as capital assets on the date of the exchange (Section 1223(1) of the Code);

               (g) The tax basis of the Fund's assets acquired by the Trust will be the same as the tax basis of such assets to the Fund immediately prior to the transaction (Section 362(b) of the Code); and

               (h) The holding period of the assets of the Fund in the hands of the Trust will include the period during which those assets were held by the Fund (Section 1223(2) of the Code).

               E. A Registration Statement filed by the Trust under the Securities Act of 1933 on Form N-14, containing a preliminary form of the Combined Proxy Statement/Prospectus shall have become effective under that Act not later than November 9, 2007.

               12. The Fund hereby represents and warrants that:

               (a) The financial statements of the Fund as of August 31, 2006, heretofore furnished to the Trust present fairly the financial position, results of operations, and changes in net assets of the Fund as of that date, in conformity with accounting principles generally accepted in the United States of America applied on a basis consistent with the preceding year; and that from September 1, 2006, through the date hereof, there have not been, and through the Closing Date there will not be, any material adverse change in the business or financial condition of the Fund, it being agreed that a decrease in the size of the Fund due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material adverse change;

               (b) The prospectus contained in the Fund's Registration Statement under the Securities Act of 1933, as amended, is true, correct and complete, conforms to the requirements of the Securities Act of 1933 and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The Registration Statement, as amended, was, as of the date of the filing of the last Post-Effective Amendment, true, correct and complete, conformed to the requirements of the Securities Act of 1933 and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

               (c) There is no material contingent liability of the Fund and no material legal, administrative or other proceedings pending or, to the knowledge of the Fund, threatened against the Fund, not reflected in such prospectus;

               (d) There are no material contracts outstanding to which the Fund is a party other than those ordinary in the conduct of its business;

               (e) The Fund is a validly existing Maryland Corporation;

               (f) All federal and other tax returns and reports of the Fund required by law to be filed have been filed, and all federal and other taxes shown as due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of the Fund no such return is currently under audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of the Fund ended August 31, 2006, have not been filed, such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due;

               (g) The Fund has elected to be treated as a regulated investment company and, for each fiscal year of its operations, the Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and the Fund intends to meet such requirements with respect to its current taxable year. The Fund is an investment company within the meaning of Section 368(a)(2)(F)(i) and (iii) of the Code and satisfies the diversification requirements of Section 368(a)(2)(F)(ii). Not more than 25 percent of the value of the Fund's total assets is invested in the stock and securities of any one issuer, and not more than 50 percent of the value of the Fund's total assets is invested in the stock and securities of five or fewer issuers;

               (h) The Fund will transfer to the Trust assets representing at least 90 percent of the fair market value of the net assets and 70 percent of the gross assets held by the Fund immediately prior to the transaction. In calculating these percentages, all redemptions and distributions (other than distributions required pursuant to Section 22(e) of the Act or to enable the Fund to qualify as a regulated investment company) made by the Fund immediately prior to the transfer and which are part of the plan of reorganization will be considered as assets held by the Fund immediately prior to the transfer;

               (i) There is no plan or intention by the shareholders of the Fund who own five percent or more of the Fund's shares, and, to the best of the knowledge of management of the Fund, there is no plan or intention on the part of the remaining shareholders of the Fund to sell, exchange, or otherwise dispose of a number of shares of the Trust received in the transaction that would reduce the Fund's shareholders' ownership of shares of the Trust to a number of shares having a value as of the Closing Date of less than 50 percent of the value of all of the formerly outstanding stock of the Fund as of the Closing Date. There are no dissenters' rights in the transaction, and no cash will be exchanged for stock of the Fund in lieu of fractional shares of the Trust. Shares of the Fund and shares of the Trust held by a shareholder of the Fund and otherwise sold, redeemed, or disposed of prior or subsequent to the transaction will be considered in making this representation;

               (j) The Fund will distribute the shares of the Trust and any other property it receives in this transaction, and its other properties, in pursuance of the plan of reorganization;

               (k) The Fund's liabilities assumed by the Trust and the liabilities to which the transferred assets of the Fund are subject were incurred in the ordinary course of its business;

               (l) The Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

               (m) As soon as practicable, but in no event later than 12 months following the date that all of the assets are transferred to the Trust, the Fund will be liquidated and dissolved under state law;

               (n) The fair market value of the assets of the Fund transferred to the Trust will equal or exceed the sum of the liabilities assumed by the Trust plus the amount of liabilities, if any, to which the transferred assets are subject;

               (o) The sum of the liabilities of the Fund to be assumed by the Trust and the expenses of the transaction do not exceed twenty percent of the fair market value of the assets of the Fund;

               13. The Trust hereby represents and warrants that:

               (a) The financial statements of the Trust as of March 31, 2007, heretofore furnished to the Fund, present fairly the financial position, results of operations, and changes in net assets of the Trust, as of that date, in conformity with accounting principles generally accepted in the United States of America applied on a basis consistent with the preceding year; and that from April 1, 2007, through the date hereof, there have not been, and through the Closing Date there will not be, any material adverse changes in the business or financial condition of the Trust, it being understood that a decrease in the size of the Trust due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material or adverse change;

               (b) The prospectus contained in the Trust's Registration Statement under the Securities Act of 1933, as amended, is true, correct and complete, conforms to the requirements of the Securities Act of 1933 and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The Registration Statement, as amended, was, as of the date of the filing of the last Post-Effective Amendment, true, correct and complete, conformed to the requirements of the Securities Act of 1933 and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

               (c) There is no material contingent liability of the Trust and no material, legal, administrative or other proceedings pending or, to the knowledge of the Trust, threatened against the Trust, not reflected in such prospectus;

               (d) There are no material contracts outstanding to which the Trust is a party other than those ordinary in the conduct of its business and there are not outstanding options or rights to acquire its shares;

               (e) The Trust is a validly existing Massachusetts business trust; has all necessary and material federal, state and local authorizations to own all its properties and assets and to carry on its business as now being conducted; the shares of the Trust which the Trust issues to the Fund pursuant to this Agreement will be duly authorized, validly issued, fully-paid and non-assessable; will conform to the description thereof contained in the Trust's Registration Statement, and will be duly registered under the Securities Act of 1933 and the states where registration is required; and the Trust is duly registered under the Act and such registration has not been revoked or rescinded and is in full force and effect;

               (f) All federal and other tax returns and reports of the Trust required by law to be filed have been filed, and all federal and other taxes shown due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of the Trust no such return is currently under audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of the Trust ended March 31, 2007, have not been filed, such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due;

               (g) The shares of the Trust constitute voting stock for purposes of Sections 368(a)(1)(C) and 368(c) of the Code;

               (h) The Trust has elected to be treated as a regulated investment company and, for each fiscal year of its operations, it has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and it intends to meet such requirements with respect to its current taxable year. The Trust is an investment company that meets the requirements of a regulated investment company as defined in Section 368(a)(2)(F)(i) of the Code. Not more than 25 percent of the value of the Trust's total assets is invested in the stock and securities of any one issuer, and not more than 50 percent of the value of the Trust's total assets is invested in the stock and securities of five or fewer issuers;

               (i) The Trust has no plan or intention (i) to sell or dispose of any of the assets transferred by the Fund, except for dispositions made in the ordinary course of business or dispositions necessary to maintain its status as a regulated investment company or (ii) to redeem or reacquire any of the shares issued by it;

               (j) After consummation of the transactions contemplated by the Agreement, the Trust will continue to operate its business in a substantially unchanged manner;

               (k) Following the transaction, the Trust will continue the historic business of the Fund or use a significant portion of the Fund's historic business assets in a business; and

               (l) The Trust does not own, directly or indirectly, nor has it owned during the past five years directly or indirectly, any shares of the Fund.

               14. Each party hereby represents to the other that no broker or finder has been employed by it with respect to this Agreement or the transactions contemplated hereby. Each party also represents and warrants to the other that the information concerning it in the Combined Proxy Statement/Prospectus will not as of its date contain any untrue statement of a material fact or omit to state a fact necessary to make the statements concerning it therein not misleading and that the financial statements concerning it will present the information shown fairly in accordance with generally accepted accounting principles consistently applied. Each party also represents and warrants to the other that this Agreement is valid, binding and enforceable in accordance with the terms and that the execution, delivery and performance of this Agreement will not result in any violation of, or be in conflict with, any provision of any charter, by-laws, contract, agreement, judgment, decree or order to which it is subject or to which it is a party. The Trust hereby represents to and covenants with the Fund that, if the reorganization becomes effective, the Trust will treat each shareholder of the Fund who received any of its share of the Trust as a result of the reorganization as having made the minimum initial purchase of shares of the Trust received by such shareholder for the purpose of making additional investments in shares of such class, regardless of the value of the shares of the Trust received. Each party hereby further represents and warrants that:

               (a) The fair market value of the shares of the Trust received by each shareholder of the Fund will be approximately equal to the fair market value of the shares of the Fund surrendered in the exchange;

               (b) The Manager will pay all of the expenses, if any, incurred by the Fund and the Trust in connection with this transaction; and

               (c) There is no intercorporate indebtedness existing between the Fund and the Trust that was issued, acquired, or will be settled at a discount.

               15. The Trust agrees that it will prepare and file a Registration Statement under the Securities Act of 1933 on Form N-14 and which shall contain a preliminary form of proxy statement and prospectus contemplated by Rule 145 under the Securities Act of 1933. The final form of such proxy statement and prospectus, as amended, is referred to in this Agreement as the "Combined Proxy Statement/Prospectus" and that term shall include any prospectus and/or report to shareholders of the Trust which is included in the material mailed to the shareholders of the Fund. Each party agrees that it will use its best efforts to have such Registration Statement declared effective and to supply such information concerning itself for inclusion in the Combined Proxy Statement/Prospectus as may be necessary or desirable in this connection.

               16. The obligations of the parties under this Agreement shall be subject to the right of either party to abandon and terminate this Agreement without liability if the other party breaches any material provision of this Agreement or if any material legal, administrative or other proceeding shall be instituted or threatened between the date of this Agreement and the Closing Date
(i) seeking to restrain or otherwise prohibit the transactions contemplated hereby and/or (ii) asserting a material liability of either party, which proceeding has not been terminated or the threat thereof removed prior to the Closing Date.

               17. This Agreement may be executed in several counterparts, each of which shall be deemed an original, but all taken together shall constitute one Agreement. The rights and obligations of each party pursuant to this Agreement shall, however, not be assignable.

               18. All prior or contemporaneous agreements and representations are merged into this Agreement, which constitutes the entire contract between the parties hereto. No amendment or modification hereof shall be of any force and effect unless in writing and signed by the parties and no party shall be deemed to have waived any provision herein for its benefit unless it executes a written acknowledgment of such waiver.

                      [SIGNATURES APPEAR ON FOLLOWING PAGE]

               IN WITNESS WHEREOF, each of the parties has caused this Agreement to be executed and attested by its officers thereunto duly authorized on the date first set forth above.

                                        SHORT TERM INCOME FUND, INC.
                                        on behalf of the Money Market Portfolio



                                        By:  /s/ Steven W. Duff
                                             -----------------------------------
                                        Name: Steven W. Duff
                                        Title: President
Attest:

/s/ Anthony Pace
--------------------------------

                                        DAILY INCOME FUND
                                        on behalf of the Money Market Portfolio



                                        By:  /s/ Steven W. Duff
                                             -----------------------------------
                                        Name: Steven W. Duff
                                        Title: President
Attest:

/s/ Anthony Pace
--------------------------------

                                                                       EXHIBIT B

              AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION

        AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION dated this 7th day of June, 2007, by and between the U.S. Government Portfolio series of the Short Term Income Fund, Inc. (the "Fund"), a Maryland corporation, and U.S. Treasury Portfolio series of the Daily Income Fund (the "Trust"), a Massachusetts business trust.

                              W I T N E S S E T H:

               WHEREAS, the parties are each open-end investment management companies; and

               WHEREAS, the parties hereto desire to provide for the acquisition by the Trust of substantially all of the assets and liabilities of the Fund solely in exchange for shares of beneficial interest (par value $.01) ("shares") of the Trust, which shares of the Trust will thereafter be distributed by the Fund pro rata to its shareholders in complete liquidation and complete cancellation of its shares;

               WHEREAS, the Boards of Directors/Trustees of the Fund and the Trust, respectively, have determined that such acquisition is in the best interests of both the Fund and the Trust and their shareholders and that the interests of the Fund's and the Trust's existing shareholders will not be diluted as a result of the acquisition;

               NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties agree as follows:

               1. The parties hereto hereby adopt an Agreement and Plan of Reorganization and Liquidation (the "Agreement") pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code") as follows: The reorganization will be comprised of the acquisition by the Trust of substantially all of the properties, assets and liabilities of the Fund, which will be retained by the Fund for the benefit of its shareholders, solely in exchange for shares of the Trust, followed by the distribution of such Trust shares to the shareholders of the Fund in exchange for their shares of the Fund, and the liquidation and dissolution of the Fund all upon and subject to the terms of the Agreement hereinafter set forth.

               The share transfer books of the Fund will be permanently closed on the Valuation Date (as hereinafter defined) and only redemption requests made by shareholders of the Fund pursuant to Section 22(e) of the Investment Company Act of 1940 (the "Act") received in proper form on or prior to the close of business on the Valuation Date shall be fulfilled by the Fund; redemption requests received by the Fund after that date shall be treated as requests for the redemption of the shares of the Trust to be distributed to the shareholder in question as provided in Section 5.

               2. On the Closing Date (as hereinafter defined), substantially all of the assets and liabilities of the Fund on that date shall be delivered to the Trust and the number of shares of the Trust having an aggregate net asset value equal to the value of the net assets of the Fund will be transferred and delivered to the Fund.

               3. The net asset value of shares of the Trust and the value of the net assets of the Fund to be transferred shall in each case be determined as of the close of business of the New York Stock Exchange on the Valuation Date. The computation of the net asset value of the shares of the Trust and the Fund shall be done in the manner used by the Trust and the Fund, respectively, in the computation of such net asset value per share as set forth in their respective prospectuses. The methods used by the Trust in such computation shall be applied to the valuation of the assets of the Fund to be transferred to the Trust.

               The Fund shall declare and pay, immediately prior to the Valuation Date, a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Fund's shareholders all of the Fund's investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any capital loss carry-forward) (the "RIC dividend").

               4. The closing shall be at the office of the Fund at 600 Fifth Avenue, New York, New York 10020, at 9:00 a.m. on November 9, 2007, or at such other time, date or place as the parties may designate or as provided below (the "Closing Date"). The business day preceding the Closing Date is herein referred to as the "Valuation Date."

               In the event that on the Valuation Date either party has, pursuant to the Act or any rule, regulation or order thereunder, suspended the redemption of its shares or postponed payment therefor, the Closing Date shall be postponed until the first business day after the date when both parties have ceased such suspension or postponement; provided, however, that if such suspension shall continue for a period of 60 days beyond the Valuation Date, then the other party to this Agreement shall be permitted to terminate this Agreement without liability to either party for such termination.

               5. As soon as practicable after the closing, the Fund shall distribute on a pro rata basis to those persons who were shareholders of the Fund on the Valuation Date the shares of the Trust received by the Fund pursuant to the Agreement in liquidation and cancellation of the outstanding shares of the Fund. For the purpose of the distribution by the Fund of such shares of the Trust to its shareholders, the Trust will promptly cause Reich & Tang Services, Inc. (the "Transfer Agent") to: (a) credit an appropriate number of shares of the Trust on the books of the Trust to each shareholder of the Fund in accordance with a list (the "Shareholder List") of its shareholders received from the Fund; and (b) confirm an appropriate number of shares of the Trust to each shareholder of the Fund. No certificates for shares of the Trust will be issued.

               The Shareholder List shall indicate, as of the close of business on the Valuation Date, the name and address of each shareholder of the Fund, indicating his or her share balance. The Fund agrees to supply the Shareholder List to the Trust not later than the Closing Date.

               6. As soon as practicable, and in any event within one year after the closing, the Fund shall (a) effect its dissolution with the proper Maryland authorities, terminate its registration under the Act and file a final annual report on Form N-CSR with the Securities and Exchange Commission under that Act and (b) either pay or make provision for payment of all of its liabilities and taxes.

               7. Subsequent to the date of approval by shareholders of the Fund of the transactions contemplated by this Agreement and prior to the Closing Date, there shall be coordination between the parties as to their respective portfolios so that, after the closing, the Trust will be in compliance with all of its investment policies and restrictions. At the time of delivery of portfolio securities for examination as provided in Section 8, the Fund shall deliver to the Trust two copies of a list setting forth the securities then owned by the Fund and the respective federal income tax basis thereof.

               8. Portfolio securities or written evidence acceptable to the Trust of record ownership thereof by The Depository Trust Company or through the Federal Reserve Book Entry System or any other depository approved by the Fund pursuant to Rule 17f-4 under the Act shall be presented by the Fund to the Trust or, at its request, to its custodian bank, for examination no later than five business days preceding the Closing Date, and shall be delivered, or transferred by appropriate transfer or assignment documents, by the Fund on the Closing Date to the Trust duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers and shall be accompanied by all necessary state transfer stamps, if any, or a check for the appropriate purchase price thereof. The cash delivered, if any, shall be in the form of certified or bank cashiers checks or by bank wire payable to the order of the Trust. The number of shares (to the nearest whole share) of the Trust being delivered against the securities and cash of the Fund, registered in the name of the Fund, shall be delivered to the Fund on the Closing Date. Such shares shall thereupon be assigned by the Fund to its shareholders so that the shares of the Trust may be distributed as provided in Section 5.

               If, at the Closing Date, the Fund is unable to make delivery under this Section 8 to the Trust of any of its portfolio securities or cash for the reason that any of such securities purchased by the Fund, or the cash proceeds of a sale of portfolio securities, prior to the Closing Date have not yet been delivered to it or the Fund's custodian, then the delivery requirements of this Section 8 with respect to said undelivered securities or cash will be waived and the Fund will deliver to the Trust by or on the Closing Date and with respect to said undelivered securities or cash executed copies of an agreement or agreements of assignment in a form reasonably satisfactory to the Trust, together with such other documents, including a due bill or due bills and brokers' confirmation slips as may reasonably be required by the Trust.

               9. The Trust shall assume the liabilities (including for portfolio securities purchased which have not settled) of the Fund, but the Fund will, nevertheless, use its best efforts to discharge all known liabilities, so far as may be possible, prior to the Closing Date. The expenses of the Fund and the Trust, respectively, related to the reorganization including accounting, printing, filing, proxy soliciting, all legal expenses related to the reorganization and portfolio transfer taxes, if any, will be borne by Reich & Tang Asset Management, LLC ("the Manager") of the Fund and the Trust.

               10. The obligations of the Trust hereunder shall be subject to the following conditions:

               A. The Board of Directors of the Fund shall have authorized the execution of this Agreement and the shareholders of the Fund shall have approved the transactions contemplated herein, and the Fund shall have furnished to the Trust copies of resolutions to that effect certified by the Secretary or an Assistant Secretary of the Fund; such shareholder approval shall have been by the vote of the holders of a majority of the outstanding voting securities of the Fund entitled to vote at a meeting for which proxies have been solicited by the Combined Proxy Statement/Prospectus.

               B. The Trust shall have received an opinion dated the Closing Date of Paul, Hastings, Janofsky & Walker LLP, to the effect that (i) the Fund is a validly existing Maryland corporation under the laws of Maryland with full corporate powers to carry on its business as then being conducted and to enter into and perform this Agreement; and (ii) all corporate action necessary to make this Agreement, according to its terms, valid, binding and enforceable on the Fund and to authorize effectively the transactions contemplated by this Agreement have been taken by the Fund.

               C. The representations and warranties of the Fund contained herein shall be true and correct at and as of the Closing Date, and the Trust shall have been furnished with a certificate of the President or the Secretary or the Treasurer of the Fund, dated the Closing Date, to that effect.

               D. On the Closing Date, the Fund shall have furnished to the Trust a certificate of the Treasurer of the Fund as to the amount of the capital loss carry-over and net unrealized appreciation or depreciation, if any, with respect to the Fund as of the Closing Date.

               E. A Registration Statement filed by the Trust solely under the Securities Act of 1933 on Form N-14 and containing a preliminary form of the Combined Proxy Statement/Prospectus shall have become effective under that Act not later than November 9, 2007.

               F. The Trust shall have received an opinion, dated the Closing Date, of Paul, Hastings, Janofsky & Walker LLP, to the same effect as the opinion contemplated by Section 11D of this Agreement.

               11. The obligations of the Fund hereunder shall be subject to the following conditions:

               A. The Board of Trustees of the Trust shall have authorized the execution of this Agreement and the transactions contemplated hereby, and the Trust shall have furnished to the Fund copies of resolutions to that effect certified by the Secretary or an Assistant Secretary of the Trust.

               B. The Fund shall have received an opinion dated the Closing Date of [Paul, Hastings, Janofsky & Walker LLP], to the effect that (i) the Trust is a validly existing Maryland corporation under the laws of Maryland with full corporate powers to carry on its business as then being conducted and to enter into and perform this Agreement; (ii) all corporate action necessary to make this Agreement, according to its terms, valid, binding and enforceable upon the Trust and to authorize effectively the transactions contemplated by this Agreement have been taken by the Trust, and (iii) the shares of the Trust to be issued hereunder are duly authorized and when issued will be validly issued, fully-paid and non-assessable.

               C. The representations and warranties of the Trust contained herein shall be true and correct at and as of the Closing Date, and the Fund shall have been furnished with a certificate of the President or the Secretary or the Treasurer of the Trust to that effect dated the Closing Date.

               D. The Fund shall have received an opinion of Paul, Hastings, Janofsky & Walker LLP to the effect that for federal income tax purposes:

               (a) The Fund's transfer of substantially all of its assets to the Trust solely in exchange for shares of the Trust, followed by the Fund's distribution of shares of the Trust to the Fund's shareholders as part of the liquidation of the Fund will qualify as a tax-free "reorganization" within the meaning of Section 368(a)(1)(C) of the Code. The Fund and the Trust will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

               (b) No gain or loss will be recognized by the shareholders of the Fund upon the exchange of shares of the Trust for the shares of the Fund (Section 354(a) of the Code);

               (c) The Fund will not recognize gain or loss under the provisions of the Code upon the transfer of substantially all of its assets to the Trust solely in exchange for shares of the Trust and the Trust's assumption of all of the liabilities of the Fund (Sections 361(a) and 357(a) of the Code);

               (d) The Trust will not recognize gain or loss upon its receipt of substantially all of the Fund's assets solely in exchange for shares of the Trust (Section 1032(a) of the Code);

               (e) The basis of the shares of the Trust received by the shareholders of the Fund will be the same as the basis in the shares of the Fund surrendered in exchange therefor (Section 358(a)(1) of the Code);

               (f) The holding period of the shares of the Trust received in exchange for Fund shares by the shareholders of the Fund will include the period that the shareholders of the Fund held the Fund shares surrendered in exchange therefor, provided that such Fund shares are held by the shareholders as capital assets on the date of the exchange (Section 1223(1) of the Code);

               (g) The tax basis of the Fund's assets acquired by the Trust will be the same as the tax basis of such assets to the Fund immediately prior to the transaction (Section 362(b) of the Code); and

               (h) The holding period of the assets of the Fund in the hands of the Trust will include the period during which those assets were held by the Fund (Section 1223(2) of the Code).

               E. A Registration Statement filed by the Trust under the Securities Act of 1933 on Form N-14, containing a preliminary form of the Combined Proxy Statement/Prospectus shall have become effective under that Act not later than November 9, 2007.

               12. The Fund hereby represents and warrants that:

               (a) The financial statements of the Fund as of August 31, 2006, heretofore furnished to the Trust present fairly the financial position, results of operations, and changes in net assets of the Fund as of that date, in conformity with accounting principles generally accepted in the United States of America applied on a basis consistent with the preceding year; and that from September 1, 2006, through the date hereof, there have not been, and through the Closing Date there will not be, any material adverse change in the business or financial condition of the Fund, it being agreed that a decrease in the size of the Fund due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material adverse change;

               (b) The prospectus contained in the Fund's Registration Statement under the Securities Act of 1933, as amended, is true, correct and complete, conforms to the requirements of the Securities Act of 1933 and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The Registration Statement, as amended, was, as of the date of the filing of the last Post-Effective Amendment, true, correct and complete, conformed to the requirements of the Securities Act of 1933 and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

               (c) There is no material contingent liability of the Fund and no material legal, administrative or other proceedings pending or, to the knowledge of the Fund, threatened against the Fund, not reflected in such prospectus;

               (d) There are no material contracts outstanding to which the Fund is a party other than those ordinary in the conduct of its business;

               (e) The Fund is a validly existing Maryland Corporation;

               (f) All federal and other tax returns and reports of the Fund required by law to be filed have been filed, and all federal and other taxes shown as due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of the Fund no such return is currently under audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of the Fund ended August 31, 2006, have not been filed, such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due;

               (g) The Fund has elected to be treated as a regulated investment company and, for each fiscal year of its operations, the Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and the Fund intends to meet such requirements with respect to its current taxable year. The Fund is an investment company within the meaning of Section 368(a)(2)(F)(i) and (iii) of the Code and satisfies the diversification requirements of Section 368(a)(2)(F)(ii). Not more than 25 percent of the value of the Fund's total assets is invested in the stock and securities of any one issuer, and not more than 50 percent of the value of the Fund's total assets is invested in the stock and securities of five or fewer issuers;

               (h) The Fund will transfer to the Trust assets representing at least 90 percent of the fair market value of the net assets and 70 percent of the gross assets held by the Fund immediately prior to the transaction. In calculating these percentages, all redemptions and distributions (other than distributions required pursuant to Section 22(e) of the Act or to enable the Fund to qualify as a regulated investment company) made by the Fund immediately prior to the transfer and which are part of the plan of reorganization will be considered as assets held by the Fund immediately prior to the transfer;

               (i) There is no plan or intention by the shareholders of the Fund who own five percent or more of the Fund's shares, and, to the best of the knowledge of management of the Fund, there is no plan or intention on the part of the remaining shareholders of the Fund to sell, exchange, or otherwise dispose of a number of shares of the Trust received in the transaction that would reduce the Fund's shareholders' ownership of shares of the Trust to a number of shares having a value as of the Closing Date of less than 50 percent of the value of all of the formerly outstanding stock of the Fund as of the Closing Date. There are no dissenters' rights in the transaction, and no cash will be exchanged for stock of the Fund in lieu of fractional shares of the Trust. Shares of the Fund and shares of the Trust held by a shareholder of the Fund and otherwise sold, redeemed, or disposed of prior or subsequent to the transaction will be considered in making this representation;

               (j) The Fund will distribute the shares of the Trust and any other property it receives in this transaction, and its other properties, in pursuance of the plan of reorganization;

               (k) The Fund's liabilities assumed by the Trust and the liabilities to which the transferred assets of the Fund are subject were incurred in the ordinary course of its business;

               (l) The Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

               (m) As soon as practicable, but in no event later than 12 months following the date that all of the assets are transferred to the Trust, the Fund will be liquidated and dissolved under state law;

               (n) The fair market value of the assets of the Fund transferred to the Trust will equal or exceed the sum of the liabilities assumed by the Trust plus the amount of liabilities, if any, to which the transferred assets are subject;

               (o) The sum of the liabilities of the Fund to be assumed by the Trust and the expenses of the transaction do not exceed twenty percent of the fair market value of the assets of the Fund;

               13. The Trust hereby represents and warrants that:

               (a) The financial statements of the Trust as of March 31, 2007, heretofore furnished to the Fund, present fairly the financial position, results of operations, and changes in net assets of the Trust, as of that date, in conformity with accounting principles generally accepted in the United States of America applied on a basis consistent with the preceding year; and that from April 1, 2007, through the date hereof, there have not been, and through the Closing Date there will not be, any material adverse changes in the business or financial condition of the Trust, it being understood that a decrease in the size of the Trust due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material or adverse change;

               (b) The prospectus contained in the Trust's Registration Statement under the Securities Act of 1933, as amended, is true, correct and complete, conforms to the requirements of the Securities Act of 1933 and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The Registration Statement, as amended, was, as of the date of the filing of the last Post-Effective Amendment, true, correct and complete, conformed to the requirements of the Securities Act of 1933 and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

               (c) There is no material contingent liability of the Trust and no material, legal, administrative or other proceedings pending or, to the knowledge of the Trust, threatened against the Trust, not reflected in such prospectus;

               (d) There are no material contracts outstanding to which the Trust is a party other than those ordinary in the conduct of its business and there are not outstanding options or rights to acquire its shares;

               (e) The Trust is a validly existing Massachusetts business trust; has all necessary and material federal, state and local authorizations to own all its properties and assets and to carry on its business as now being conducted; the shares of the Trust which the Trust issues to the Fund pursuant to this Agreement will be duly authorized, validly issued, fully-paid and non-assessable; will conform to the description thereof contained in the Trust's Registration Statement, and will be duly registered under the Securities Act of 1933 and the states where registration is required; and the Trust is duly registered under the Act and such registration has not been revoked or rescinded and is in full force and effect;

               (f) All federal and other tax returns and reports of the Trust required by law to be filed have been filed, and all federal and other taxes shown due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of the Trust no such return is currently under audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of the Trust ended March 31, 2007, have not been filed, such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due;

               (g) The shares of the Trust constitute voting stock for purposes of Sections 368(a)(1)(C) and 368(c) of the Code;

               (h) The Trust has elected to be treated as a regulated investment company and, for each fiscal year of its operations, it has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and it intends to meet such requirements with respect to its current taxable year. The Trust is an investment company that meets the requirements of a regulated investment company as defined in Section 368(a)(2)(F)(i) of the Code. Not more than 25 percent of the value of the Trust's total assets is invested in the stock and securities of any one issuer, and not more than 50 percent of the value of the Trust's total assets is invested in the stock and securities of five or fewer issuers;

               (i) The Trust has no plan or intention (i) to sell or dispose of any of the assets transferred by the Fund, except for dispositions made in the ordinary course of business or dispositions necessary to maintain its status as a regulated investment company or (ii) to redeem or reacquire any of the shares issued by it;

               (j) After consummation of the transactions contemplated by the Agreement, the Trust will continue to operate its business in a substantially unchanged manner;

               (k) Following the transaction, the Trust will continue the historic business of the Fund or use a significant portion of the Fund's historic business assets in a business; and

               (l) The Trust does not own, directly or indirectly, nor has it owned during the past five years directly or indirectly, any shares of the Fund.

               14. Each party hereby represents to the other that no broker or finder has been employed by it with respect to this Agreement or the transactions contemplated hereby. Each party also represents and warrants to the other that the information concerning it in the Combined Proxy Statement/Prospectus will not as of its date contain any untrue statement of a material fact or omit to state a fact necessary to make the statements concerning it therein not misleading and that the financial statements concerning it will present the information shown fairly in accordance with generally accepted accounting principles consistently applied. Each party also represents and warrants to the other that this Agreement is valid, binding and enforceable in accordance with the terms and that the execution, delivery and performance of this Agreement will not result in any violation of, or be in conflict with, any provision of any charter, by-laws, contract, agreement, judgment, decree or order to which it is subject or to which it is a party. The Trust hereby represents to and covenants with the Fund that, if the reorganization becomes effective, the Trust will treat each shareholder of the Fund who received any of its share of the Trust as a result of the reorganization as having made the minimum initial purchase of shares of the Trust received by such shareholder for the purpose of making additional investments in shares of such class, regardless of the value of the shares of the Trust received. Each party hereby further represents and warrants that:

               (a) The fair market value of the shares of the Trust received by each shareholder of the Fund will be approximately equal to the fair market value of the shares of the Fund surrendered in the exchange;

               (b) The Manager will pay all of the expenses, if any, incurred by the Fund and the Trust in connection with this transaction; and

               (c) There is no intercorporate indebtedness existing between the Fund and the Trust that was issued, acquired, or will be settled at a discount.

               15. The Trust agrees that it will prepare and file a Registration Statement under the Securities Act of 1933 on Form N-14 and which shall contain a preliminary form of proxy statement and prospectus contemplated by Rule 145 under the Securities Act of 1933. The final form of such proxy statement and prospectus, as amended, is referred to in this Agreement as the "Combined Proxy Statement/Prospectus" and that term shall include any prospectus and/or report to shareholders of the Trust which is included in the material mailed to the shareholders of the Fund. Each party agrees that it will use its best efforts to have such Registration Statement declared effective and to supply such information concerning itself for inclusion in the Combined Proxy Statement/Prospectus as may be necessary or desirable in this connection.

               16. The obligations of the parties under this Agreement shall be subject to the right of either party to abandon and terminate this Agreement without liability if the other party breaches any material provision of this Agreement or if any material legal, administrative or other proceeding shall be instituted or threatened between the date of this Agreement and the Closing Date
(i) seeking to restrain or otherwise prohibit the transactions contemplated hereby and/or (ii) asserting a material liability of either party, which proceeding has not been terminated or the threat thereof removed prior to the Closing Date.

               17. This Agreement may be executed in several counterparts, each of which shall be deemed an original, but all taken together shall constitute one Agreement. The rights and obligations of each party pursuant to this Agreement shall, however, not be assignable.

               18. All prior or contemporaneous agreements and representations are merged into this Agreement, which constitutes the entire contract between the parties hereto. No amendment or modification hereof shall be of any force and effect unless in writing and signed by the parties and no party shall be deemed to have waived any provision herein for its benefit unless it executes a written acknowledgment of such waiver.

                      [SIGNATURES APPEAR ON FOLLOWING PAGE]

               IN WITNESS WHEREOF, each of the parties has caused this Agreement to be executed and attested by its officers thereunto duly authorized on the date first set forth above.

                                     SHORT TERM INCOME FUND, INC.
                                     on behalf of the U.S. Government Portfolio



                                     By:  /s/ Steven W. Duff
                                          --------------------------------------
                                     Name: Steven W. Duff
                                     Title: President
Attest:

/s/
------------------------------

                                     DAILY INCOME FUND
                                     on behalf of the U.S. Treasury Portfolio



                                     By:  /s/ Steven W. Duff
                                          --------------------------------------
                                     Name: Steven W. Duff
                                     Title: President
Attest:

/s/
------------------------------

              PROXY TABULATOR
              P.O. BOX 9112
              FARMINGDALE, NY 11735



                  To vote by Internet

                  1 ) Read the Proxy Statement and have the proxy card below at hand.
                  2 )  Go to Website www.proxyweb.com
                  3 )  Follow the instructions provided on the website.



                  To vote by Telephone

                  1 ) Read the Proxy Statement and have the proxy card below at hand.
                  2 )  Call 1-888-221-0697
                  3 )  Follow the instructions.



                  To vote by Mail

                  1 )  Read the Proxy Statement.
                  2 ) Check the appropriate boxes on the proxy card below. 3 ) Sign and date the proxy card.
                  4 )  Return the proxy card in the envelope provided.



                     THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS
                              SPECIAL MEETING OF SHAREHOLDERS - NOVEMBER 5, 2007

Short Term Income Fund, Inc.
Money Market Portfolio (the "Fund")
  The undersigned shareholder(s), revoking previous proxies, hereby appoint(s) Richard De Sanctis and Chris Gill, and each of them (with full power of substitution), the proxies of the undersigned to attend the Meeting of Shareholders of the Fund to be held on November 5, 2007, at the offices of Reich & Tang Funds, 600 Fifth Avenue - 8th Floor, New York, New York, at 9:00 a.m., Eastern Standard time, and any adjournments thereof (the "Meeting"), and to vote all of the shares of the Funds that the undersigned would be entitled to vote at the Meeting upon the proposals set forth herein, as more fully disclosed in the proxy statement for the Meeting with respect to the Fund and upon any other matter that may properly come before the Meeting, in their discretion. This proxy, when properly executed, will be voted in the manner directed herein by the undersigned.

  The undersigned acknowledges receipt of Proxy Statement. THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS OF THE FUND AND WILL BE VOTED "FOR" THE PROPOSALS LISTED ON THE REVERSE SIDE UNLESS OTHERWISE INDICATED. THE BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" EACH OF THE PROPOSALS LISTED ON THE REVERSE SIDE.


                                           EVERY SHAREHOLDER'S VOTE IS IMPORTANT
                                                    PLEASE VOTE YOUR PROXY TODAY

                                                      Date __________________


                             ---------------------------------------------------
                             |                                                 |
                             |                                                 |
                             ---------------------------------------------------
                             Signature(s) (Joint owners)       (Sign in the Box)
                             Please print and sign exactly as your name(s) appear(s) on this card to authorize the voting of your shares. When signing as attorney or executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person. For joint accounts, each joint owner must sign.

   Please fill in box(es) as shown using black or blue ink or number 2 pencil. X PLEASE DO NOT USE FINE POINT PENS.







                                                     FOR     AGAINST     ABSTAIN

1.   To  approve   the   Agreement   and  Plan  of    0         0           0
     Reorganization  and  Liquidation  between the
     Fund and the Money  Market  Portfolio  of the
     Daily   Income   Fund   ("MM   DIF"),   which
     contemplates   the  transfer  to  MM  DIF  of
     substantially  all the assets and liabilities
     of the Fund in exchange  for shares of MM DIF
     and the  distribution  of such  shares to the
     shareholders of the Fund, the liquidation and
     dissolution of the Fund, and the  termination
     of  the  Short  Term  Income   Fund,   Inc.'s
     registration under the Investment Company Act of 1940, as amended; and



2.   To  transact  such  other   business  as  may
     properly come before the meeting.






  THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED ON THE OTHER SIDE. IF YOU
          VOTE BY TELEPHONE OR INTERNET, PLEASE DO NOT MAIL YOUR CARD.

                                                                             ST1

              PROXY TABULATOR
              P.O. BOX 9112
              FARMINGDALE, NY 11735



                  To vote by Internet

                  1 ) Read the Proxy Statement and have the proxy card below at hand.
                  2 )  Go to Website www.proxyweb.com
                  3 )  Follow the instructions provided on the website.



                  To vote by Telephone

                  1 ) Read the Proxy Statement and have the proxy card below at hand.
                  2 )  Call 1-888-221-0697
                  3 )  Follow the instructions.



                  To vote by Mail

                  1 )  Read the Proxy Statement.
                  2 ) Check the appropriate boxes on the proxy card below. 3 ) Sign and date the proxy card.
                  4 )  Return the proxy card in the envelope provided.



                     THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS
                              SPECIAL MEETING OF SHAREHOLDERS - NOVEMBER 5, 2007

Short Term Income Fund, Inc.
U.S. Government Portfolio (the "Fund")
  The undersigned shareholder(s), revoking previous proxies, hereby appoint(s) Richard De Sanctis and Chris Gill, and each of them (with full power of substitution), the proxies of the undersigned to attend the Meeting of Shareholders of the Fund to be held on November 5, 2007, at the offices of Reich & Tang Funds, 600 Fifth Avenue - 8th Floor, New York, New York, at 9:00 a.m., Eastern Standard time, and any adjournments thereof (the "Meeting"), and to vote all of the shares of the Funds that the undersigned would be entitled to vote at the Meeting upon the proposals set forth herein, as more fully disclosed in the proxy statement for the Meeting with respect to the Fund and upon any other matter that may properly come before the Meeting, in their discretion. This proxy, when properly executed, will be voted in the manner directed herein by the undersigned.

  The undersigned acknowledges receipt of Proxy Statement. THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS OF THE FUND AND WILL BE VOTED "FOR" THE PROPOSALS LISTED ON THE REVERSE SIDE UNLESS OTHERWISE INDICATED. THE BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" EACH OF THE PROPOSALS LISTED ON THE REVERSE SIDE.


                                           EVERY SHAREHOLDER'S VOTE IS IMPORTANT
                                                    PLEASE VOTE YOUR PROXY TODAY

                                                      Date __________________


                             ---------------------------------------------------
                             |                                                 |
                             |                                                 |
                             ---------------------------------------------------
                             Signature(s) (Joint owners)       (Sign in the Box)
                             Please print and sign exactly as your name(s) appear(s) on this card to authorize the voting of your shares. When signing as attorney or executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person. For joint accounts, each joint owner must sign.

   Please fill in box(es) as shown using black or blue ink or number 2 pencil. X PLEASE DO NOT USE FINE POINT PENS.







                                                     FOR     AGAINST     ABSTAIN

1.   To  approve   the   Agreement   and  Plan  of    0         0           0
     Reorganization  and  Liquidation  between the
     Fund and the U.S.  Treasury  Portfolio  ("UST
     DIF")  of  the  Daily  Income   Fund,   which
     contemplates  the  transfer  to  UST  DIF  of
     substantially  all the assets and liabilities
     of the Fund in exchange for shares of UST DIF
     and the  distribution  of such  shares to the
     shareholders of the Fund, the liquidation and
     dissolution of the Fund, and the  termination
     of  the  Short  Term  Income   Fund,   Inc.'s
     registration under the Investment Company Act of 1940, as amended; and



2.   To  transact  such  other   business  as  may
     properly come before the meeting.




 THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED ON THE OTHER SIDE. IF YOU
          VOTE BY TELEPHONE OR INTERNET, PLEASE DO NOT MAIL YOUR CARD.



                                                                             ST2